Quarterly Holdings Report
for
Fidelity® U.S. Bond Index Fund
November 30, 2021
UBI-NPRT1-0122
1.810715.117
Nonconvertible Bonds - 25.9%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.65% 2/1/28	8,500	8,270
2.25% 2/1/32	14,000	13,510
2.75% 6/1/31	15,250	15,495
2.95% 7/15/26	6,575	6,917
3.3% 2/1/52	14,500	14,154
3.5% 6/1/41	7,820	8,034
3.5% 9/15/53	25,912	26,174
3.55% 6/1/24	2,465	2,593
3.55% 9/15/55	56,348	56,643
3.6% 7/15/25	5,210	5,574
3.65% 6/1/51	12,000	12,459
3.65% 9/15/59	32,266	32,661
3.8% 2/15/27	7,396	8,011
4.125% 2/17/26	22,450	24,563
4.35% 6/15/45	5,260	5,937
4.5% 3/9/48	6,726	7,941
4.65% 6/1/44	6,467	7,601
British Telecommunications PLC 9.625% 12/15/30 (b)	12,910	19,235
Orange SA 5.5% 2/6/44	2,465	3,421
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	11,012	12,148
4.895% 3/6/48	3,000	3,637
5.213% 3/8/47	5,383	6,738
5.52% 3/1/49	2,700	3,511
7.045% 6/20/36	2,136	3,065
Verizon Communications, Inc.:
1.5% 9/18/30	3,300	3,099
1.68% 10/30/30	2,757	2,602
2.355% 3/15/32 (c)	48,178	47,686
2.55% 3/21/31	43,360	43,825
2.987% 10/30/56	71,711	68,992
3.55% 3/22/51	8,960	9,825
4.125% 3/16/27	5,753	6,393
4.272% 1/15/36	19,951	23,441
4.329% 9/21/28	12,570	14,317
4.4% 11/1/34	3,102	3,637
4.75% 11/1/41	822	1,031
5.012% 4/15/49	944	1,283
5.012% 8/21/54	10,319	14,463
		548,886
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	8,583	8,569
2.65% 1/13/31	13,050	13,547
2.75% 9/1/49	8,574	8,360
3.5% 5/13/40	5,610	6,184
3.6% 1/13/51	5,590	6,391
3.7% 10/15/25	5,753	6,206
3.8% 5/13/60	5,610	6,676
4.7% 3/23/50	4,000	5,360
5.4% 10/1/43	3,184	4,441
6.15% 3/1/37	3,250	4,605
6.15% 2/15/41	8,628	12,716
		83,055
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	6,100	5,956
1.1% 8/15/30	12,100	11,370
1.998% 8/15/26	1,890	1,946
2.05% 8/15/50	12,100	10,942
Baidu, Inc. 3.425% 4/7/30	10,000	10,532
		40,746
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41	27,682	27,108
3.7% 4/1/51	7,270	7,048
4.2% 3/15/28	9,039	9,916
4.908% 7/23/25	6,557	7,234
5.05% 3/30/29	5,000	5,771
5.125% 7/1/49	10,155	11,969
5.375% 5/1/47	4,690	5,628
5.75% 4/1/48	4,297	5,411
6.384% 10/23/35	11,053	14,326
6.484% 10/23/45	3,854	5,267
Comcast Corp.:
1.5% 2/15/31	11,700	11,000
1.95% 1/15/31	2,100	2,052
2.35% 1/15/27	19,558	20,161
2.45% 8/15/52	11,700	10,672
2.65% 2/1/30	6,480	6,705
2.8% 1/15/51	6,700	6,469
2.887% 11/1/51 (c)	15,309	14,967
2.937% 11/1/56 (c)	57,662	56,039
2.987% 11/1/63 (c)	9,051	8,746
3.15% 3/1/26	4,109	4,375
3.3% 2/1/27	9,788	10,503
3.375% 8/15/25	11,258	11,993
3.4% 4/1/30	6,000	6,541
3.45% 2/1/50	6,100	6,576
3.7% 4/15/24	8,522	9,031
3.75% 4/1/40	4,804	5,412
3.969% 11/1/47	4,274	4,957
4% 3/1/48	9,861	11,496
4.15% 10/15/28	15,490	17,535
Discovery Communications LLC:
3.25% 4/1/23	1,922	1,966
3.625% 5/15/30	9,840	10,527
4% 9/15/55	9,397	10,060
4.65% 5/15/50	9,840	11,666
5.2% 9/20/47	6,903	8,624
Fox Corp.:
4.03% 1/25/24	3,863	4,088
4.709% 1/25/29	8,530	9,748
5.476% 1/25/39	3,131	4,046
5.576% 1/25/49	7,653	10,465
Time Warner Cable LLC:
4.5% 9/15/42	9,039	9,936
7.3% 7/1/38	3,287	4,716
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	4,199	4,241
2.55% 2/15/22	2,309	2,319
3% 7/30/46	3,698	3,845
3.15% 9/17/25	7,782	8,261
4.125% 6/1/44	4,684	5,601
ViacomCBS, Inc.:
3.375% 2/15/28	8,670	9,284
4% 1/15/26	4,931	5,347
4.2% 6/1/29	7,390	8,249
4.375% 3/15/43	2,165	2,452
4.6% 1/15/45	5,999	7,255
4.95% 1/15/31	13,640	16,184
		483,788
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	4,525	4,578
3.625% 4/22/29	6,897	7,456
6.125% 11/15/37	6,874	9,432
Rogers Communications, Inc.:
2.9% 11/15/26	2,055	2,148
3.625% 12/15/25	1,644	1,756
3.7% 11/15/49	5,000	5,256
4.1% 10/1/23	3,965	4,158
5.45% 10/1/43	4,746	6,159
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	12,340	12,157
3.3% 2/15/51	12,340	11,997
3.5% 4/15/25	7,220	7,638
3.75% 4/15/27	6,920	7,440
3.875% 4/15/30	6,920	7,521
4.375% 4/15/40	6,920	7,858
4.5% 4/15/50	11,920	13,941
Vodafone Group PLC:
4.375% 5/30/28	21,035	23,760
5.125% 6/19/59	5,400	7,106
5.25% 5/30/48	19,643	25,552
		165,913
TOTAL COMMUNICATION SERVICES		1,322,388
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	9,626	9,567
2.3% 9/9/26	4,109	4,248
3.55% 1/12/24	20,052	21,131
General Motors Co.:
5% 10/1/28	5,652	6,471
5.2% 4/1/45	3,509	4,332
5.95% 4/1/49	5,200	7,128
6.6% 4/1/36	4,799	6,447
6.75% 4/1/46	5,880	8,505
6.8% 10/1/27	10,900	13,334
General Motors Financial Co., Inc.:
3.25% 1/5/23	5,916	6,059
3.85% 1/5/28	5,753	6,244
4% 1/15/25	5,071	5,399
4% 10/6/26	3,024	3,272
4.3% 7/13/25	10,190	11,022
4.35% 1/17/27	6,575	7,202
5.65% 1/17/29	17,583	20,878
Toyota Motor Corp.:
0.681% 3/25/24	22,770	22,592
2.358% 7/2/24	5,100	5,266
2.362% 3/25/31	11,000	11,406
		180,503
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	1,969	2,333
Duke University 2.832% 10/1/55	3,842	4,112
George Washington University:
4.126% 9/15/48	5,767	7,243
4.3% 9/15/44	1,644	2,104
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	3,821	4,193
4.3% 2/21/48	4,084	4,917
Massachusetts Institute of Technology:
2.989% 7/1/50	3,850	4,375
3.885% 7/1/2116	2,326	3,026
3.959% 7/1/38	3,883	4,648
Northwestern University:
3.662% 12/1/57	4,550	5,782
4.643% 12/1/44	2,753	3,625
President and Fellows of Harvard College:
3.3% 7/15/56	3,985	4,706
3.619% 10/1/37	822	965
Rice University 3.774% 5/15/55	1,560	2,009
Trustees of Princeton Univ. 5.7% 3/1/39	822	1,192
University Notre Dame du Lac 3.438% 2/15/45	2,737	3,215
University of Chicago 3% 10/1/52	5,200	5,595
University of Southern California:
2.945% 10/1/51	9,410	10,159
5.25% 10/1/2111	1,644	2,797
		76,996
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc. 3.25% 2/15/30	7,100	7,316
McDonald's Corp.:
3.3% 7/1/25	4,955	5,276
3.5% 7/1/27	7,880	8,533
3.6% 7/1/30	5,880	6,523
3.625% 9/1/49	10,170	11,333
3.7% 1/30/26	13,863	14,980
4.2% 4/1/50	4,930	6,006
4.45% 3/1/47	4,667	5,779
4.875% 12/9/45	4,462	5,786
6.3% 3/1/38	5,789	8,286
Metropolitan Museum of Art 3.4% 7/1/45	2,465	2,884
Starbucks Corp.:
2% 3/12/27	9,830	9,907
2.45% 6/15/26	8,218	8,557
3.5% 11/15/50	3,400	3,673
3.8% 8/15/25	5,711	6,171
3.85% 10/1/23	1,540	1,612
4% 11/15/28	5,753	6,474
4.5% 11/15/48	3,863	4,817
		123,913
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	17,140	16,634
3.15% 2/9/51	17,665	16,791
Amazon.com, Inc.:
0.8% 6/3/25	9,060	8,925
1% 5/12/26	5,263	5,201
1.5% 6/3/30	16,000	15,388
2.1% 5/12/31	5,432	5,458
2.4% 2/22/23	13,025	13,297
2.5% 6/3/50	5,260	5,034
2.8% 8/22/24	5,325	5,565
3.1% 5/12/51	5,432	5,871
3.15% 8/22/27	8,596	9,254
3.875% 8/22/37	9,029	10,618
4.05% 8/22/47	15,634	19,232
4.25% 8/22/57	7,457	9,713
4.8% 12/5/34	4,931	6,294
		153,275
Multiline Retail - 0.1%
Dollar Tree, Inc.:
3.7% 5/15/23	7,149	7,426
4% 5/15/25	6,575	7,085
Kohl's Corp.:
4.25% 7/17/25	3,000	3,240
9.5% 5/15/25	1,300	1,611
Macy's Retail Holdings LLC:
2.875% 2/15/23	1,165	1,183
4.3% 2/15/43	3,904	3,418
Nordstrom, Inc.:
4% 3/15/27	3,706	3,641
5% 1/15/44	1,644	1,527
Target Corp.:
3.9% 11/15/47	12,141	15,166
4% 7/1/42	5,753	7,109
		51,406
Specialty Retail - 0.3%
AutoZone, Inc.:
3.125% 7/15/23	3,143	3,243
3.25% 4/15/25	3,287	3,467
3.625% 4/15/25	9,520	10,154
3.7% 4/15/22	4,520	4,538
3.75% 6/1/27	4,770	5,240
4% 4/15/30	9,850	11,013
Lowe's Companies, Inc.:
1.3% 4/15/28	6,600	6,317
1.7% 10/15/30	10,000	9,504
3.65% 4/5/29	8,801	9,675
3.7% 4/15/46	2,876	3,199
4.05% 5/3/47	9,450	11,083
4.5% 4/15/30	9,950	11,546
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,321	2,411
The Home Depot, Inc.:
2.375% 3/15/51	5,387	5,009
2.5% 4/15/27	9,970	10,431
2.8% 9/14/27	4,109	4,355
2.95% 6/15/29	17,190	18,329
3% 4/1/26	8,242	8,776
3.125% 12/15/49	5,500	5,880
3.3% 4/15/40	5,000	5,411
3.75% 2/15/24	5,527	5,838
3.9% 12/6/28	4,733	5,355
3.9% 6/15/47	7,048	8,425
4.2% 4/1/43	1,294	1,570
4.25% 4/1/46	2,696	3,359
4.5% 12/6/48	6,139	8,025
4.875% 2/15/44	2,362	3,142
5.875% 12/16/36	8,546	12,126
		197,421
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	5,140	5,351
2.85% 3/27/30	4,940	5,248
3.25% 3/27/40	10,000	10,993
3.375% 11/1/46	3,698	4,184
3.375% 3/27/50	4,940	5,659
		31,435
TOTAL CONSUMER DISCRETIONARY		814,949
CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	49,741	53,550
4.625% 2/1/44	4,725	5,735
4.7% 2/1/36	4,002	4,799
4.9% 2/1/46	14,940	18,800
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	6,076	7,306
4.6% 4/15/48	15,408	18,871
5.55% 1/23/49	34,888	48,122
5.8% 1/23/59 (Reg. S)	11,463	16,809
8.2% 1/15/39	2,301	3,766
Constellation Brands, Inc.:
3.5% 5/9/27	8,218	8,860
3.7% 12/6/26	6,204	6,716
5.25% 11/15/48	5,950	7,924
Diageo Capital PLC:
1.375% 9/29/25	11,400	11,400
2% 4/29/30	12,200	12,094
2.125% 4/29/32	11,000	10,987
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	2,600	2,901
4.057% 5/25/23	6,198	6,474
4.985% 5/25/38	5,916	7,397
5.085% 5/25/48	8,000	10,552
Molson Coors Beverage Co.:
3% 7/15/26	14,299	14,968
4.2% 7/15/46	10,872	12,040
PepsiCo, Inc.:
1.4% 2/25/31	12,880	12,316
1.625% 5/1/30	35,483	34,495
2.25% 5/2/22	9,861	9,927
2.375% 10/6/26	5,547	5,806
3% 10/15/27	14,965	16,095
3.6% 8/13/42	2,465	2,866
3.875% 3/19/60	5,000	6,397
4.25% 10/22/44	4,931	6,223
4.45% 4/14/46	4,766	6,332
The Coca-Cola Co.:
1.375% 3/15/31	10,000	9,407
1.45% 6/1/27	6,880	6,810
1.65% 6/1/30	6,890	6,655
2.5% 6/1/40	6,890	6,836
2.5% 3/15/51	5,000	4,879
2.6% 6/1/50	6,890	6,832
2.75% 6/1/60	6,890	6,933
		438,880
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	14,480	14,283
2.75% 5/18/24	4,931	5,136
Kroger Co.:
1.7% 1/15/31	4,360	4,132
2.65% 10/15/26	2,342	2,429
3.5% 2/1/26	3,287	3,534
3.95% 1/15/50	3,000	3,469
5.15% 8/1/43	2,240	2,933
5.4% 1/15/49	5,349	7,493
Sysco Corp.:
3.3% 7/15/26	2,696	2,861
3.3% 2/15/50	11,600	12,085
3.75% 10/1/25	4,684	5,036
6.6% 4/1/40	8,100	11,959
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	10,310	10,859
3.45% 6/1/26	4,109	4,366
4.65% 6/1/46	4,520	5,423
Walmart, Inc.:
2.95% 9/24/49	5,200	5,650
3.3% 4/22/24	15,613	16,409
3.4% 6/26/23	7,692	8,017
3.7% 6/26/28	10,108	11,326
4.05% 6/29/48	14,931	19,208
4.3% 4/22/44	4,931	6,319
5.625% 4/1/40	1,644	2,371
5.625% 4/15/41	3,780	5,548
6.5% 8/15/37	6,800	10,465
		181,311
Food Products - 0.3%
Campbell Soup Co.:
2.5% 8/2/22	3,904	3,954
4.8% 3/15/48	11,504	14,584
Conagra Brands, Inc.:
3.2% 1/25/23	3,778	3,860
4.3% 5/1/24	7,372	7,886
4.85% 11/1/28	11,201	13,013
5.3% 11/1/38	4,072	5,170
5.4% 11/1/48	7,376	10,117
General Mills, Inc.:
2.875% 4/15/30	5,977	6,274
3% 2/1/51 (c)	5,022	5,147
3.7% 10/17/23	11,463	12,021
4.2% 4/17/28	14,134	15,917
Kellogg Co.:
3.25% 4/1/26	3,057	3,256
4.3% 5/15/28	4,931	5,632
Tyson Foods, Inc.:
3.95% 8/15/24	6,225	6,623
4% 3/1/26	6,056	6,575
4.35% 3/1/29	7,396	8,416
5.1% 9/28/48	7,664	10,329
Unilever Capital Corp.:
1.375% 9/14/30	15,085	14,333
2% 7/28/26	1,716	1,762
3.1% 7/30/25	2,383	2,538
		157,407
Household Products - 0.2%
Colgate-Palmolive Co. 3.25% 3/15/24	8,218	8,665
Kimberly-Clark Corp.:
1.05% 9/15/27	17,353	16,702
2.4% 3/1/22	4,274	4,295
2.4% 6/1/23	6,575	6,746
3.1% 3/26/30	3,462	3,755
3.2% 7/30/46	2,055	2,277
3.95% 11/1/28	7,000	7,986
Procter & Gamble Co.:
1% 4/23/26	9,450	9,360
1.95% 4/23/31	15,000	15,209
2.3% 2/6/22	3,863	3,876
2.85% 8/11/27	3,698	3,940
3% 3/25/30	8,140	8,859
3.1% 8/15/23	8,218	8,575
		100,245
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	14,000	13,976
Tobacco - 0.3%
Altria Group, Inc.:
3.8% 2/14/24	3,821	4,039
3.875% 9/16/46	8,218	8,035
4.25% 8/9/42	8,036	8,156
4.8% 2/14/29	10,905	12,347
5.8% 2/14/39	7,684	9,278
5.95% 2/14/49	8,546	10,780
BAT Capital Corp.:
3.222% 8/15/24	8,464	8,815
3.557% 8/15/27	17,397	18,205
4.39% 8/15/37	8,920	9,472
4.54% 8/15/47	13,757	14,429
4.758% 9/6/49	10,000	10,753
Philip Morris International, Inc.:
2.125% 5/10/23	2,547	2,592
2.75% 2/25/26	3,082	3,216
3.6% 11/15/23	3,017	3,183
3.875% 8/21/42	3,965	4,341
4.125% 3/4/43	8,218	9,167
4.875% 11/15/43	4,931	5,976
6.375% 5/16/38	1,192	1,679
Reynolds American, Inc.:
4.45% 6/12/25	5,801	6,275
4.85% 9/15/23	1,479	1,577
5.85% 8/15/45	3,484	4,231
7.25% 6/15/37	5,933	8,027
		164,573
TOTAL CONSUMER STAPLES		1,056,392
ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
4.08% 12/15/47	19,765	22,167
5.125% 9/15/40	1,644	2,061
Halliburton Co.:
2.92% 3/1/30	7,920	8,106
3.8% 11/15/25	522	565
5% 11/15/45	6,196	7,584
7.45% 9/15/39	1,233	1,819
		42,302
Oil, Gas & Consumable Fuels - 1.9%
Apache Corp. 5.1% 9/1/40	2,465	2,673
Boardwalk Pipelines LP 4.95% 12/15/24	3,904	4,242
BP Capital Markets PLC:
2.5% 11/6/22	2,465	2,510
3.279% 9/19/27	10,470	11,193
Canadian Natural Resources Ltd.:
2.95% 1/15/23	9,580	9,770
3.9% 2/1/25	1,540	1,637
4.95% 6/1/47	5,259	6,511
5.85% 2/1/35	9,900	12,458
6.25% 3/15/38	5,629	7,446
Cenovus Energy, Inc.:
2.65% 1/15/32	5,860	5,653
3.8% 9/15/23	1,438	1,494
4.25% 4/15/27	7,807	8,507
5.4% 6/15/47	7,724	9,523
6.75% 11/15/39	1,644	2,213
Chevron Corp.:
1.141% 5/11/23	6,420	6,465
1.554% 5/11/25	6,120	6,164
1.995% 5/11/27	5,120	5,179
2.236% 5/11/30	6,120	6,184
2.895% 3/3/24	19,336	20,131
2.954% 5/16/26	9,039	9,587
2.978% 5/11/40	5,120	5,298
3.078% 5/11/50	6,120	6,521
Chevron U.S.A., Inc.:
4.2% 10/15/49	3,600	4,461
4.95% 8/15/47	11,341	15,249
Columbia Pipeline Group, Inc. 4.5% 6/1/25	2,732	2,992
ConocoPhillips Co.:
4.95% 3/15/26	20,174	22,798
5.95% 3/15/46	4,931	7,491
6.5% 2/1/39	6,187	9,037
DCP Midstream Operating LP 3.875% 3/15/23	3,102	3,156
Devon Energy Corp.:
5% 6/15/45	13,676	16,487
5.6% 7/15/41	2,362	2,972
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49 (c)	10,000	11,196
Enbridge, Inc.:
3.5% 6/10/24	2,321	2,438
5.5% 12/1/46	11,908	16,202
Energy Transfer LP:
3.6% 2/1/23	7,026	7,190
3.75% 5/15/30	13,750	14,475
3.9% 7/15/26	6,180	6,645
4.95% 6/15/28	7,749	8,760
5% 5/15/50	14,560	16,731
5.15% 3/15/45	6,575	7,501
5.3% 4/1/44	4,766	5,478
5.4% 10/1/47	4,520	5,381
5.8% 6/15/38	7,200	8,738
6% 6/15/48	16,127	20,243
6.25% 4/15/49	2,395	3,109
Enterprise Products Operating LP:
3.3% 2/15/53	3,130	3,123
3.7% 2/15/26	1,454	1,564
3.95% 2/15/27	21,267	23,234
4.05% 2/15/22	7,663	7,716
4.2% 1/31/50	4,890	5,517
4.25% 2/15/48	16,386	18,537
4.8% 2/1/49	6,035	7,392
4.85% 8/15/42	2,055	2,499
4.85% 3/15/44	4,109	4,975
4.9% 5/15/46	3,517	4,304
5.7% 2/15/42	1,644	2,175
7.55% 4/15/38	1,644	2,502
EOG Resources, Inc. 4.15% 1/15/26	4,602	5,053
Equinor ASA:
2.375% 5/22/30	9,460	9,643
3.125% 4/6/30	8,200	8,829
3.625% 9/10/28	9,927	10,966
3.7% 3/1/24	2,999	3,179
3.7% 4/6/50	13,119	15,193
5.1% 8/17/40	1,644	2,180
Exxon Mobil Corp.:
1.571% 4/15/23	30,000	30,376
2.726% 3/1/23	8,218	8,409
3.043% 3/1/26	6,846	7,262
3.452% 4/15/51	3,430	3,747
3.482% 3/19/30	20,000	21,946
3.567% 3/6/45	5,464	6,028
Hess Corp.:
3.5% 7/15/24	3,123	3,266
5.6% 2/15/41	2,794	3,444
5.8% 4/1/47	3,500	4,597
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,025	10,267
3.5% 9/1/23	1,644	1,704
3.95% 9/1/22	5,753	5,849
4.25% 9/1/24	12,326	13,176
4.7% 11/1/42	3,123	3,524
5% 3/1/43	822	961
5.5% 3/1/44	5,750	7,087
5.625% 9/1/41	822	1,035
6.55% 9/15/40	2,465	3,368
Kinder Morgan, Inc.:
4.3% 3/1/28	8,192	9,095
5.2% 3/1/48	7,215	8,979
5.3% 12/1/34	7,026	8,499
5.55% 6/1/45	8,000	10,133
Magellan Midstream Partners LP:
4.25% 9/15/46	4,520	5,078
5% 3/1/26	2,465	2,763
Marathon Oil Corp. 5.2% 6/1/45	4,109	4,854
Marathon Petroleum Corp.:
4.5% 4/1/48	4,790	5,472
4.7% 5/1/25	18,000	19,662
4.75% 12/15/23	4,697	5,015
6.5% 3/1/41	822	1,137
MPLX LP:
4.125% 3/1/27	7,765	8,446
4.7% 4/15/48	16,024	18,477
4.8% 2/15/29	7,552	8,566
5.2% 3/1/47	5,029	6,133
5.5% 2/15/49	7,130	9,005
ONEOK Partners LP 3.375% 10/1/22	4,109	4,170
ONEOK, Inc.:
4.45% 9/1/49	4,800	5,340
4.95% 7/13/47	4,807	5,622
5.2% 7/15/48	2,482	2,992
Ovintiv, Inc. 6.5% 2/1/38	7,299	9,299
Phillips 66 Co.:
4.875% 11/15/44	822	1,019
5.875% 5/1/42	7,807	10,656
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	5,916	6,193
4.65% 10/15/25	10,066	10,986
4.9% 2/15/45	1,561	1,731
6.65% 1/15/37	2,297	2,986
Shell International Finance BV:
2% 11/7/24	8,100	8,298
2.375% 8/21/22	2,465	2,501
2.375% 4/6/25	18,500	19,168
2.375% 11/7/29	27,200	27,713
3.125% 11/7/49	11,500	11,928
3.25% 5/11/25	11,637	12,395
3.5% 11/13/23	5,753	6,048
3.875% 11/13/28	7,000	7,825
4% 5/10/46	3,287	3,856
4.375% 5/11/45	10,930	13,482
6.375% 12/15/38	3,452	5,081
Spectra Energy Partners LP:
3.375% 10/15/26	13,403	14,177
4.75% 3/15/24	3,965	4,248
Suncor Energy, Inc.:
4% 11/15/47	4,109	4,574
6.8% 5/15/38	6,940	9,801
6.85% 6/1/39	1,644	2,350
The Williams Companies, Inc.:
3.35% 8/15/22	2,301	2,328
3.75% 6/15/27	19,197	20,776
3.9% 1/15/25	2,897	3,096
4.55% 6/24/24	4,663	5,010
4.85% 3/1/48	6,928	8,430
5.75% 6/24/44	1,561	2,035
Total Capital International SA:
2.7% 1/25/23	1,561	1,596
2.875% 2/17/22	3,431	3,449
3.127% 5/29/50	2,930	3,026
3.455% 2/19/29	17,537	19,105
3.461% 7/12/49	5,360	5,855
3.75% 4/10/24	1,644	1,747
TransCanada PipeLines Ltd.:
2.5% 8/1/22	4,109	4,160
4.75% 5/15/38	8,622	10,276
4.875% 1/15/26	4,109	4,595
4.875% 5/15/48	4,043	5,130
5.1% 3/15/49	2,874	3,826
6.1% 6/1/40	5,505	7,491
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	4,800	5,060
3.95% 5/15/50	4,800	5,430
4.45% 8/1/42	6,369	7,459
4.6% 3/15/48	3,287	4,014
Valero Energy Corp.:
2.85% 4/15/25	13,579	14,093
4% 4/1/29	7,664	8,327
6.625% 6/15/37	4,454	6,096
		1,152,879
TOTAL ENERGY		1,195,181
FINANCIALS - 8.3%
Banks - 4.6%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	6,217
Banco Santander SA:
1.849% 3/25/26	13,400	13,356
2.958% 3/25/31	14,800	15,066
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(d)	20,750	21,023
1.658% 3/11/27 (b)	15,940	15,818
1.734% 7/22/27 (b)	15,677	15,535
2.087% 6/14/29 (b)	4,700	4,636
2.299% 7/21/32 (b)	8,040	7,890
2.651% 3/11/32 (b)	15,180	15,342
2.676% 6/19/41 (b)	10,200	9,904
2.687% 4/22/32 (b)	7,361	7,454
2.831% 10/24/51 (b)	8,260	8,231
2.972% 7/21/52 (b)	8,040	8,184
3.004% 12/20/23 (b)	8,707	8,903
3.194% 7/23/30 (b)	39,496	41,654
3.248% 10/21/27	3,082	3,267
3.366% 1/23/26 (b)	21,711	22,924
3.419% 12/20/28 (b)	24,895	26,523
3.593% 7/21/28 (b)	9,122	9,807
3.705% 4/24/28 (b)	7,232	7,809
3.864% 7/23/24 (b)	19,969	20,859
3.97% 3/5/29 (b)	18,000	19,783
3.974% 2/7/30 (b)	11,619	12,845
4% 4/1/24	3,997	4,258
4% 1/22/25	4,931	5,275
4.083% 3/20/51 (b)	5,200	6,347
4.1% 7/24/23	5,753	6,075
4.183% 11/25/27	4,232	4,629
4.2% 8/26/24	6,985	7,506
4.25% 10/22/26	3,287	3,623
4.271% 7/23/29 (b)	14,800	16,598
4.33% 3/15/50 (b)	10,757	13,449
4.443% 1/20/48 (b)	12,532	15,809
4.45% 3/3/26	10,683	11,756
5% 1/21/44	4,412	5,774
6.11% 1/29/37	5,815	7,846
7.75% 5/14/38	3,431	5,378
Bank of Montreal:
3.3% 2/5/24	13,320	13,956
3.803% 12/15/32 (b)	9,580	10,303
Bank of Nova Scotia:
3.4% 2/11/24	33,229	34,956
4.5% 12/16/25	13,050	14,424
Barclays PLC:
2.279% 11/24/27 (b)	15,000	15,018
2.852% 5/7/26 (b)	11,000	11,353
2.894% 11/24/32 (b)	15,600	15,662
3.932% 5/7/25 (b)	13,028	13,758
4.337% 1/10/28	4,602	5,038
4.375% 1/12/26	4,289	4,691
4.836% 5/9/28	7,889	8,697
4.95% 1/10/47	13,280	17,261
5.25% 8/17/45	4,602	6,192
BB&T Corp.:
2.75% 4/1/22	7,289	7,332
3.75% 12/6/23	14,460	15,277
BPCE SA 4% 4/15/24	1,716	1,832
Capital One Bank NA 3.375% 2/15/23	2,079	2,140
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(d)	16,435	17,184
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(d)	18,944	20,310
1.122% 1/28/27 (b)	14,600	14,175
2.561% 5/1/32 (b)	12,400	12,454
2.75% 4/25/22	11,989	12,078
3.106% 4/8/26 (b)	25,600	26,836
3.142% 1/24/23 (b)	18,901	18,969
3.668% 7/24/28 (b)	6,229	6,701
3.7% 1/12/26	9,146	9,897
3.887% 1/10/28 (b)	3,698	4,009
3.98% 3/20/30 (b)	29,252	32,392
4.125% 7/25/28	12,688	13,935
4.4% 6/10/25	3,287	3,570
4.412% 3/31/31 (b)	8,000	9,126
4.6% 3/9/26	4,931	5,448
4.65% 7/23/48	11,650	15,288
4.75% 5/18/46	6,467	8,130
5.3% 5/6/44	1,644	2,155
5.5% 9/13/25	4,109	4,650
5.875% 1/30/42	1,377	1,960
8.125% 7/15/39	6,575	11,242
Citizens Financial Group, Inc. 2.638% 9/30/32	1,554	1,555
Comerica, Inc. 3.8% 7/22/26	2,999	3,248
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	10,296	10,549
Discover Bank 4.2% 8/8/23	5,753	6,071
Export-Import Bank of Korea:
0.625% 2/9/26	21,550	20,936
1.125% 12/29/26	3,300	3,252
2.375% 6/25/24	3,000	3,120
2.875% 1/21/25	6,245	6,566
5% 4/11/22	5,071	5,153
Fifth Third Bancorp:
2.55% 5/5/27	12,200	12,615
2.6% 6/15/22	6,146	6,206
3.5% 3/15/22	1,356	1,364
8.25% 3/1/38	1,708	2,841
HSBC Holdings PLC:
2.013% 9/22/28 (b)	40,050	39,129
2.099% 6/4/26 (b)	15,000	15,094
3.803% 3/11/25 (b)	26,696	28,108
3.9% 5/25/26	9,039	9,771
4.25% 3/14/24	5,200	5,515
4.25% 8/18/25	4,602	4,961
4.292% 9/12/26 (b)	38,247	41,419
4.375% 11/23/26	23,584	25,789
4.95% 3/31/30	11,926	14,023
5.25% 3/14/44	3,946	5,117
6.5% 9/15/37	8,628	11,952
6.8% 6/1/38	5,000	7,151
HSBC U.S.A., Inc. 3.5% 6/23/24	5,753	6,092
Huntington Bancshares, Inc. 2.3% 1/14/22	6,753	6,757
ING Groep NV:
1.726% 4/1/27 (b)	7,576	7,544
2.727% 4/1/32 (b)	7,660	7,802
Japan Bank International Cooperation:
0.625% 5/22/23	23,300	23,317
1.25% 1/21/31	32,152	31,166
1.875% 7/21/26	3,260	3,338
2.125% 2/10/25	1,716	1,772
2.25% 11/4/26	4,486	4,667
2.375% 11/16/22	9,438	9,614
2.375% 4/20/26	10,730	11,220
2.75% 1/21/26	2,720	2,885
2.875% 6/1/27	6,246	6,710
3.25% 7/20/28	7,396	8,185
3.375% 10/31/23	26,700	28,076
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	37,200	36,691
1.47% 9/22/27 (b)	24,600	24,129
1.953% 2/4/32 (b)	13,200	12,654
2.083% 4/22/26 (b)	30,280	30,797
2.522% 4/22/31 (b)	9,850	9,942
2.545% 11/8/32 (b)	19,230	19,327
2.776% 4/25/23 (b)	4,109	4,142
2.95% 10/1/26	20,733	21,858
2.956% 5/13/31 (b)	10,250	10,587
3.109% 4/22/51 (b)	12,250	12,912
3.22% 3/1/25 (b)	14,331	14,971
3.25% 9/23/22	3,287	3,361
3.3% 4/1/26	7,396	7,886
3.375% 5/1/23	1,561	1,617
3.509% 1/23/29 (b)	26,000	27,951
3.54% 5/1/28 (b)	13,970	14,998
3.559% 4/23/24 (b)	8,218	8,521
3.797% 7/23/24 (b)	11,382	11,896
3.875% 9/10/24	26,892	28,694
3.882% 7/24/38 (b)	3,698	4,237
3.9% 7/15/25	17,750	19,173
3.96% 1/29/27 (b)	10,000	10,859
3.964% 11/15/48 (b)	7,724	9,187
4.005% 4/23/29 (b)	16,874	18,634
4.125% 12/15/26	4,828	5,336
4.203% 7/23/29 (b)	35,899	40,128
4.452% 12/5/29 (b)	10,040	11,409
4.5% 1/24/22	10,683	10,746
4.85% 2/1/44	4,109	5,399
4.95% 6/1/45	7,843	10,393
5.5% 10/15/40	4,684	6,384
5.6% 7/15/41	1,233	1,727
5.625% 8/16/43	4,109	5,758
KeyBank NA 3.4% 5/20/26	4,289	4,610
Korea Development Bank:
0.4% 6/19/24	9,000	8,909
1.625% 1/19/31	11,000	10,850
Lloyds Banking Group PLC:
4.344% 1/9/48	12,326	14,668
4.582% 12/10/25	9,580	10,507
4.65% 3/24/26	7,067	7,801
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	9,250	9,116
2.309% 7/20/32 (b)	9,000	8,891
2.801% 7/18/24	6,706	6,984
2.998% 2/22/22	7,560	7,605
3.195% 7/18/29	11,687	12,362
3.455% 3/2/23	15,071	15,578
3.751% 7/18/39	6,514	7,385
3.85% 3/1/26	538	585
3.961% 3/2/28	18,079	20,110
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (b)	9,500	9,340
2.226% 5/25/26 (b)	11,200	11,384
2.26% 7/9/32 (b)	9,400	9,250
2.591% 5/25/31 (b)	13,600	13,808
2.953% 2/28/22	7,067	7,112
3.549% 3/5/23	9,861	10,209
National Australia Bank Ltd. 2.5% 5/22/22	8,218	8,302
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (b)(d)	7,000	8,045
3.498% 5/15/23 (b)	8,411	8,511
3.754% 11/1/29 (b)	10,600	11,102
3.875% 9/12/23	3,260	3,408
4.445% 5/8/30 (b)	5,748	6,507
4.8% 4/5/26	10,724	11,952
Oesterreichische Kontrollbank AG 0.375% 9/17/25	8,959	8,715
PNC Financial Services Group, Inc.:
1.15% 8/13/26	10,353	10,204
2.2% 11/1/24	5,540	5,723
2.6% 7/23/26	20,000	20,964
3.5% 1/23/24	14,370	15,093
3.9% 4/29/24	4,643	4,943
Rabobank Nederland:
3.75% 7/21/26	15,819	17,084
3.95% 11/9/22	4,546	4,677
4.375% 8/4/25	5,147	5,595
5.25% 5/24/41	2,465	3,442
Rabobank Nederland New York Branch:
2.75% 1/10/23	13,970	14,292
3.375% 5/21/25	3,217	3,447
Royal Bank of Canada:
1.2% 4/27/26	9,230	9,092
2.75% 2/1/22	10,683	10,726
4.65% 1/27/26	10,675	11,848
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	8,973	9,197
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	4,911	5,191
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	11,700	11,675
2.142% 9/23/30	11,400	10,981
2.348% 1/15/25	7,400	7,581
2.75% 1/15/30	7,000	7,224
2.778% 10/18/22	6,204	6,325
2.784% 7/12/22	8,620	8,742
2.846% 1/11/22	8,711	8,735
3.102% 1/17/23	31,345	32,195
3.936% 10/16/23	12,886	13,611
Synchrony Bank 3% 6/15/22	5,753	5,818
The Toronto-Dominion Bank:
2.65% 6/12/24	19,100	19,868
3.25% 3/11/24	25,000	26,273
3.5% 7/19/23	8,218	8,602
Truist Financial Corp. 1.267% 3/2/27 (b)	26,941	26,453
U.S. Bancorp:
1.375% 7/22/30	10,000	9,437
2.625% 1/24/22	11,402	11,417
3% 7/30/29	8,900	9,437
3.1% 4/27/26	7,396	7,851
Wells Fargo & Co.:
2.164% 2/11/26 (b)	30,500	31,122
2.188% 4/30/26 (b)	24,150	24,660
2.406% 10/30/25 (b)	41,860	42,980
2.572% 2/11/31 (b)	19,310	19,591
3% 10/23/26	16,706	17,584
3.068% 4/30/41 (b)	14,600	15,020
3.3% 9/9/24	3,800	4,012
3.45% 2/13/23	3,020	3,114
3.55% 9/29/25	3,484	3,735
3.75% 1/24/24	35,240	37,139
3.9% 5/1/45	3,911	4,567
4.1% 6/3/26	2,650	2,890
4.4% 6/14/46	5,868	7,021
4.48% 1/16/24	3,135	3,348
4.75% 12/7/46	13,148	16,613
4.9% 11/17/45	7,928	10,110
5.013% 4/4/51 (b)	4,980	6,889
5.375% 11/2/43	5,520	7,300
5.606% 1/15/44	9,352	12,644
Westpac Banking Corp.:
2.5% 6/28/22	20,897	21,153
2.85% 5/13/26	3,904	4,132
3.3% 2/26/24	26,696	28,105
4.11% 7/24/34 (b)	10,000	10,844
4.421% 7/24/39	4,790	5,681
Zions Bancorp NA 4.5% 6/13/23	171	179
		2,796,488
Capital Markets - 1.6%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,904	4,170
Ares Capital Corp.:
2.15% 7/15/26	16,646	16,439
3.25% 7/15/25	5,200	5,354
Bank of New York Mellon Corp.:
1.8% 7/28/31	17,193	16,815
2.6% 2/7/22	8,218	8,237
2.8% 5/4/26	4,626	4,847
2.95% 1/29/23	12,326	12,638
BlackRock, Inc. 3.5% 3/18/24	2,383	2,528
Brookfield Finance, Inc. 2.724% 4/15/31	20,678	20,984
Charles Schwab Corp.:
0.75% 3/18/24	23,014	22,913
2% 3/20/28	17,350	17,527
CME Group, Inc. 5.3% 9/15/43	5,100	7,170
Credit Suisse AG 3.625% 9/9/24	8,156	8,674
Credit Suisse Group AG:
3.8% 6/9/23	16,435	17,120
4.55% 4/17/26	6,985	7,714
4.875% 5/15/45	9,289	11,833
Deutsche Bank AG:
4.1% 1/13/26	9,900	10,690
4.5% 4/1/25	2,573	2,745
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	5,120	5,111
3.3% 11/16/22	7,560	7,741
3.7% 5/30/24	8,054	8,449
3.95% 2/27/23	14,178	14,671
4.1% 1/13/26	17,914	19,263
Eaton Vance Corp. 3.625% 6/15/23	2,321	2,415
Franklin Resources, Inc. 2.85% 3/30/25	3,123	3,286
GE Capital Funding LLC 4.4% 5/15/30	5,000	5,941
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	14,110	13,806
1.093% 12/9/26 (b)	34,300	33,352
2.383% 7/21/32 (b)	23,220	22,783
2.6% 2/7/30	10,000	10,136
2.615% 4/22/32 (b)	25,410	25,460
3.2% 2/23/23	19,041	19,561
3.272% 9/29/25 (b)	5,000	5,245
3.5% 1/23/25	22,109	23,382
3.625% 1/22/23	7,396	7,637
3.625% 2/20/24	8,628	9,089
3.691% 6/5/28 (b)	14,600	15,733
3.75% 2/25/26	4,782	5,150
3.85% 7/8/24	3,123	3,313
3.85% 1/26/27	24,850	26,634
4% 3/3/24	5,000	5,309
4.25% 10/21/25	4,109	4,468
4.411% 4/23/39 (b)	3,900	4,656
4.75% 10/21/45	12,967	16,873
5.75% 1/24/22	3,534	3,561
5.95% 1/15/27	12,326	14,552
6.75% 10/1/37	16,810	23,740
Intercontinental Exchange, Inc.:
0.7% 6/15/23	3,400	3,391
1.85% 9/15/32	9,300	8,772
2.65% 9/15/40	9,300	8,878
3.75% 12/1/25	4,725	5,118
3.75% 9/21/28	7,667	8,450
4% 10/15/23	3,082	3,252
4.25% 9/21/48	8,680	10,487
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15% 1/23/30	11,600	12,902
Moody's Corp. 4.875% 12/17/48	8,517	11,551
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(d)	6,212	7,521
1.512% 7/20/27 (b)	8,080	7,925
1.593% 5/4/27 (b)	11,790	11,657
2.188% 4/28/26 (b)	20,150	20,559
2.239% 7/21/32 (b)	7,650	7,497
2.72% 7/22/25 (b)	15,600	16,099
2.75% 5/19/22	9,861	9,964
3.125% 1/23/23	50,292	51,670
3.125% 7/27/26	4,602	4,876
3.217% 4/22/42 (b)	14,940	15,753
3.591% 7/22/28 (b)	6,985	7,514
3.7% 10/23/24	4,931	5,256
3.75% 2/25/23	5,568	5,775
3.772% 1/24/29 (b)	10,090	11,012
3.875% 4/29/24	12,064	12,812
3.875% 1/27/26	4,315	4,682
3.95% 4/23/27	28,092	30,695
3.971% 7/22/38 (b)	5,136	5,909
4.3% 1/27/45	1,644	2,033
4.375% 1/22/47	9,122	11,614
5.597% 3/24/51 (b)	10,650	16,230
6.375% 7/24/42	2,383	3,626
7.25% 4/1/32	822	1,177
Nomura Holdings, Inc. 3.103% 1/16/30	19,788	20,473
Northern Trust Corp. 1.95% 5/1/30	17,750	17,720
State Street Corp.:
1.684% 11/18/27 (b)	16,417	16,476
2.65% 5/19/26	6,204	6,562
		965,603
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	11,150	11,178
2.875% 8/14/24	11,783	12,162
3% 10/29/28	6,000	6,042
3.4% 10/29/33	6,100	6,141
3.5% 5/26/22	7,765	7,855
3.65% 7/21/27	3,698	3,914
3.85% 10/29/41	6,100	6,294
3.875% 1/23/28	12,902	13,725
4.45% 10/1/25	8,094	8,748
4.625% 7/1/22	7,765	7,940
4.875% 1/16/24	7,026	7,507
Ally Financial, Inc.:
2.2% 11/2/28	9,900	9,811
3.05% 6/5/23	5,150	5,288
5.8% 5/1/25	15,300	17,291
American Express Co.:
2.5% 8/1/22	10,321	10,434
2.5% 7/30/24	31,910	32,943
4.05% 12/3/42	5,732	6,904
Capital One Financial Corp.:
3.2% 1/30/23	11,439	11,750
3.3% 10/30/24	11,942	12,590
3.75% 7/28/26	8,013	8,596
3.75% 3/9/27	29,065	31,467
3.8% 1/31/28	10,683	11,695
3.9% 1/29/24	14,020	14,796
Discover Financial Services:
4.5% 1/30/26	15,464	16,964
5.2% 4/27/22	822	837
Ford Motor Credit Co. LLC:
3.219% 1/9/22	3,002	3,006
4.25% 9/20/22	1,544	1,577
4.375% 8/6/23	3,431	3,546
GE Capital International Funding Co.:
3.373% 11/15/25	23,667	25,566
4.418% 11/15/35	26,211	31,679
John Deere Capital Corp.:
2.65% 6/24/24	8,596	8,974
2.65% 6/10/26	4,109	4,315
2.7% 1/6/23	8,218	8,413
2.8% 1/27/23	4,109	4,215
2.8% 3/6/23	2,671	2,745
2.8% 9/8/27	5,753	6,097
3.45% 3/7/29	16,435	18,143
Synchrony Financial:
3.7% 8/4/26	3,881	4,137
4.375% 3/19/24	9,249	9,806
5.15% 3/19/29	22,382	26,018
Toyota Motor Credit Corp.:
0.5% 8/14/23	15,000	14,951
1.15% 8/13/27	17,300	16,733
2.6% 1/11/22	6,575	6,591
2.7% 1/11/23	8,218	8,403
3.35% 1/8/24	11,496	12,080
		499,867
Diversified Financial Services - 0.7%
AB Svensk Exportkredit:
0.25% 9/29/23	13,980	13,877
2.375% 3/9/22	4,602	4,629
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,850	7,496
2.85% 10/15/50	11,000	10,990
4.2% 8/15/48	9,754	12,036
5.75% 1/15/40	4,109	5,886
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,450	10,109
4.5% 2/11/43	1,644	2,058
BP Capital Markets America, Inc.:
3% 2/24/50	11,500	11,241
3.017% 1/16/27	7,807	8,233
3.224% 4/14/24	12,454	13,019
Brixmor Operating Partnership LP:
3.9% 3/15/27	4,635	5,038
4.05% 7/1/30	5,036	5,533
4.125% 6/15/26	6,204	6,763
4.125% 5/15/29	5,548	6,176
DH Europe Finance II SARL:
2.2% 11/15/24	6,790	6,972
2.6% 11/15/29	7,940	8,276
3.4% 11/15/49	8,600	9,569
Equitable Holdings, Inc. 4.35% 4/20/28	6,744	7,585
Japan International Cooperation Agency 1.75% 4/28/31	8,184	8,198
KfW:
0.25% 10/19/23	12,100	12,027
0.375% 7/18/25	14,150	13,807
0.625% 1/22/26	44,100	43,162
2% 10/4/22	20,692	20,988
2% 5/2/25	3,143	3,248
2.125% 3/7/22	6,724	6,758
2.125% 1/17/23	9,861	10,058
2.375% 12/29/22	27,223	27,812
2.5% 11/20/24	8,567	8,970
2.625% 2/28/24	16,765	17,465
2.875% 4/3/28	12,622	13,782
3.125% 12/15/21	15,860	15,875
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	6,985	7,151
2.5% 11/15/27	7,264	7,699
Voya Financial, Inc.:
3.65% 6/15/26	12,975	14,108
5.7% 7/15/43	3,082	4,271
		390,865
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	22,150	20,710
3.35% 5/3/26	3,468	3,735
4.35% 11/3/45	3,287	4,200
AFLAC, Inc.:
3.6% 4/1/30	5,000	5,540
3.625% 11/15/24	5,000	5,360
4% 10/15/46	3,107	3,740
Allstate Corp.:
3.28% 12/15/26	3,879	4,173
4.2% 12/15/46	6,212	7,744
American International Group, Inc.:
3.75% 7/10/25	2,342	2,513
3.875% 1/15/35	2,219	2,479
3.9% 4/1/26	3,098	3,377
4.2% 4/1/28	15,243	17,157
4.375% 6/30/50	4,700	5,929
4.5% 7/16/44	7,293	8,927
4.7% 7/10/35	4,766	5,748
4.75% 4/1/48	8,077	10,586
Aon PLC:
3.5% 6/14/24	6,681	7,071
4% 11/27/23	2,465	2,594
4.6% 6/14/44	1,315	1,635
4.75% 5/15/45	4,832	6,230
Athene Holding Ltd. 3.5% 1/15/31	5,600	5,933
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	14,500	14,988
3.967% 11/15/46	2,055	2,484
Brighthouse Financial, Inc. 4.7% 6/22/47	7,807	8,741
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	5,300	5,947
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	5,844	6,082
3.6% 8/19/49	6,993	7,757
4.4% 3/15/48	7,979	10,018
Lincoln National Corp.:
3.625% 12/12/26	4,931	5,350
4.35% 3/1/48	2,500	3,055
4.375% 6/15/50	5,000	6,184
Markel Corp. 3.35% 9/17/29	5,000	5,414
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,561	1,648
3.875% 3/15/24	7,807	8,290
4.05% 10/15/23	5,568	5,855
4.2% 3/1/48	4,002	4,969
4.35% 1/30/47	2,301	2,945
4.375% 3/15/29	6,327	7,212
4.9% 3/15/49	7,643	10,509
MetLife, Inc.:
4.125% 8/13/42	5,130	6,079
4.55% 3/23/30	9,300	10,986
4.6% 5/13/46	1,644	2,129
4.721% 12/15/44 (b)	4,109	5,290
5.875% 2/6/41	2,059	2,954
Principal Financial Group, Inc. 4.3% 11/15/46	6,575	8,288
Progressive Corp.:
2.45% 1/15/27	3,895	4,066
4.2% 3/15/48	4,550	5,696
Prudential Financial, Inc.:
3.878% 3/27/28	3,419	3,823
3.905% 12/7/47	452	534
3.935% 12/7/49	8,809	10,538
4.35% 2/25/50	10,267	13,180
4.418% 3/27/48	5,218	6,627
5.7% 12/14/36	312	423
The Chubb Corp. 6.5% 5/15/38	2,884	4,360
The Travelers Companies, Inc.:
4.1% 3/4/49	5,000	6,332
4.3% 8/25/45	1,199	1,521
6.25% 6/15/37	6,862	9,961
		355,616
TOTAL FINANCIALS		5,008,439
HEALTH CARE - 2.8%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	12,700	13,165
2.9% 11/6/22	4,684	4,778
2.95% 11/21/26	9,300	9,788
3.2% 11/21/29	15,900	16,869
3.25% 10/1/22	2,465	2,503
3.45% 3/15/22	14,812	14,863
3.6% 5/14/25	7,396	7,878
3.8% 3/15/25	7,248	7,747
4.05% 11/21/39	9,300	10,643
4.25% 11/14/28	6,812	7,664
4.25% 11/21/49	15,400	18,522
4.3% 5/14/36	5,144	5,992
4.4% 11/6/42	3,924	4,702
4.45% 5/14/46	5,753	6,984
4.55% 3/15/35	5,464	6,523
4.7% 5/14/45	10,828	13,456
4.75% 3/15/45	5,202	6,579
4.875% 11/14/48	4,790	6,204
Amgen, Inc.:
1.65% 8/15/28	15,950	15,495
1.9% 2/21/25	6,700	6,797
2.6% 8/19/26	8,628	8,956
2.8% 8/15/41	16,300	15,780
3.125% 5/1/25	1,644	1,728
3.375% 2/21/50	9,200	9,596
4.4% 5/1/45	8,160	9,810
4.663% 6/15/51	10,250	13,137
Gilead Sciences, Inc.:
1.65% 10/1/30	12,340	11,752
2.8% 10/1/50	12,240	11,891
3.65% 3/1/26	5,078	5,472
4.15% 3/1/47	10,223	12,042
4.75% 3/1/46	9,039	11,474
		298,790
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	5,730	6,306
4.75% 11/30/36	3,698	4,745
4.9% 11/30/46	8,546	11,885
Baxter International, Inc.:
1.915% 2/1/27 (c)(e)	12,130	12,125
2.539% 2/1/32 (c)(e)	13,360	13,468
Becton, Dickinson & Co.:
2.823% 5/20/30	7,230	7,469
3.363% 6/6/24	3,724	3,907
3.7% 6/6/27	22,809	24,680
4.685% 12/15/44	8,928	11,145
Boston Scientific Corp.:
3.45% 3/1/24	17,841	18,705
4% 3/1/29	8,875	9,926
4.7% 3/1/49	14,323	18,495
Medtronic Global Holdings SCA 3.35% 4/1/27	12,039	13,002
Medtronic, Inc. 4.625% 3/15/45	10,621	14,150
Stryker Corp.:
1.95% 6/15/30	7,650	7,519
2.9% 6/15/50	7,650	7,843
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,352	9,925
		195,295
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	12,326	12,646
3.875% 8/15/47	4,300	4,856
4.125% 11/15/42	9,324	10,642
Allina Health System, Inc. 3.887% 4/15/49	5,451	6,532
Anthem, Inc.:
3.125% 5/15/50	7,000	7,255
3.3% 1/15/23	1,644	1,691
3.65% 12/1/27	28,541	31,082
4.375% 12/1/47	8,598	10,609
4.55% 3/1/48	3,870	4,867
4.625% 5/15/42	2,136	2,662
4.65% 1/15/43	1,644	2,054
Banner Health:
2.907% 1/1/42	1,350	1,388
2.913% 1/1/51	11,300	11,749
Baptist Healthcare System Obli 3.54% 8/15/50	11,025	12,229
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	7,554	7,378
Cardinal Health, Inc. 4.368% 6/15/47	11,414	13,027
Children's Hospital Medical Center 4.268% 5/15/44	2,728	3,520
Children's Hospital of Philadelphia 2.704% 7/1/50	8,309	8,332
Cigna Corp.:
3% 7/15/23	8,218	8,474
3.75% 7/15/23	5,542	5,783
4.125% 11/15/25	8,099	8,842
4.375% 10/15/28	21,818	24,720
4.5% 2/25/26	9,582	10,600
4.8% 8/15/38	19,369	23,736
4.8% 7/15/46	6,245	7,898
4.9% 12/15/48	6,997	9,066
6.125% 11/15/41	2,465	3,500
CommonSpirit Health:
3.91% 10/1/50	12,725	14,649
4.35% 11/1/42	1,644	1,916
CVS Health Corp.:
2.7% 8/21/40	12,450	11,917
2.875% 6/1/26	6,164	6,460
3% 8/15/26	13,607	14,345
3.25% 8/15/29	14,445	15,359
3.7% 3/9/23	2,354	2,434
3.875% 7/20/25	3,829	4,126
4.1% 3/25/25	3,385	3,659
4.3% 3/25/28	19,640	22,114
4.875% 7/20/35	2,547	3,124
5.05% 3/25/48	22,516	29,751
5.125% 7/20/45	7,239	9,475
5.3% 12/5/43	3,609	4,775
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	8,760	10,159
HCA Holdings, Inc. 5.25% 6/15/49	14,240	18,455
Humana, Inc.:
1.35% 2/3/27	10,385	10,067
2.15% 2/3/32	10,410	10,039
3.125% 8/15/29	6,680	7,036
4.95% 10/1/44	2,055	2,668
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	9,396	10,964
Kaiser Foundation Hospitals:
3.266% 11/1/49	7,510	8,308
4.15% 5/1/47	5,384	6,756
4.875% 4/1/42	1,479	1,987
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,465	3,216
MidMichigan Health 3.409% 6/1/50	3,859	4,296
New York & Presbyterian Hospital:
4.024% 8/1/45	2,876	3,676
4.063% 8/1/56	2,161	2,812
Novant Health, Inc. 3.168% 11/1/51	6,815	7,394
NYU Hospitals Center 4.784% 7/1/44	6,245	8,084
Orlando Health Obligated Group 3.327% 10/1/50	6,224	6,838
Partners Healthcare System, Inc. 4.117% 7/1/55	2,876	3,714
Piedmont Healthcare, Inc. 2.719% 1/1/42	1,250	1,233
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	2,210	2,163
Sutter Health 3.361% 8/15/50	15,100	16,525
Trinity Health Corp. 2.632% 12/1/40	3,633	3,637
UnitedHealth Group, Inc.:
1.15% 5/15/26	3,264	3,222
1.25% 1/15/26	6,470	6,437
2% 5/15/30	3,000	2,973
2.3% 5/15/31	2,754	2,789
2.375% 8/15/24	8,104	8,396
2.875% 12/15/21	2,116	2,118
2.9% 5/15/50	6,490	6,637
3.25% 5/15/51	3,150	3,425
3.375% 4/15/27	4,437	4,812
3.5% 6/15/23	7,314	7,639
3.7% 8/15/49	8,622	10,010
3.75% 7/15/25	2,876	3,112
3.75% 10/15/47	7,856	9,113
3.85% 6/15/28	9,540	10,654
3.875% 12/15/28	12,319	13,823
3.875% 8/15/59	10,302	12,447
4.2% 1/15/47	2,958	3,643
4.375% 3/15/42	9,697	11,730
4.75% 7/15/45	1,373	1,809
West Virginia University Health System Obligated Group 3.129% 6/1/50	5,110	5,401
		679,459
Life Sciences Tools & Services - 0.1%
Danaher Corp. 4.375% 9/15/45	1,948	2,452
PerkinElmer, Inc.:
0.85% 9/15/24	4,630	4,556
2.25% 9/15/31	5,710	5,537
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	13,412	13,909
5.3% 2/1/44	4,782	6,674
		33,128
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	7,450	7,354
2.25% 5/28/31	7,250	7,325
AstraZeneca PLC:
4.375% 11/16/45	6,196	7,961
4.375% 8/17/48	10,164	13,169
6.45% 9/15/37	2,671	3,935
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (c)	3,143	3,199
3.95% 4/15/45 (c)	1,142	1,255
Bristol-Myers Squibb Co.:
2.9% 7/26/24	9,355	9,786
3.2% 6/15/26	3,353	3,604
3.25% 8/1/42	2,301	2,519
3.4% 7/26/29	15,088	16,524
3.875% 8/15/25	9,500	10,288
4.125% 6/15/39	2,347	2,789
4.25% 10/26/49	9,963	12,423
4.35% 11/15/47	5,500	6,895
4.55% 2/20/48	15,000	19,358
5% 8/15/45	4,300	5,780
Eli Lilly & Co. 2.25% 5/15/50	17,730	16,509
GlaxoSmithKline Capital PLC 3% 6/1/24	9,580	10,024
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	5,932	8,803
Johnson & Johnson:
0.55% 9/1/25	6,630	6,458
1.3% 9/1/30	6,630	6,314
2.1% 9/1/40	6,630	6,382
2.45% 3/1/26	4,593	4,783
2.45% 9/1/60	6,630	6,379
3.4% 1/15/38	7,667	8,633
3.5% 1/15/48	4,931	5,756
3.625% 3/3/37	3,287	3,792
4.5% 12/5/43	5,444	7,030
4.85% 5/15/41	3,500	4,664
Merck & Co., Inc.:
2.4% 9/15/22	1,644	1,661
2.45% 6/24/50	4,570	4,353
2.9% 3/7/24	9,436	9,847
3.6% 9/15/42	1,644	1,866
3.7% 2/10/45	5,259	6,100
3.9% 3/7/39	10,000	11,669
Mylan NV 5.2% 4/15/48	2,465	3,050
Novartis Capital Corp.:
1.75% 2/14/25	7,700	7,830
2.4% 5/17/22	9,533	9,611
2.4% 9/21/22	3,082	3,131
2.75% 8/14/50	11,300	11,560
3% 11/20/25	8,604	9,125
3.1% 5/17/27	4,841	5,187
3.7% 9/21/42	2,321	2,673
4% 11/20/45	4,306	5,266
Perrigo Finance PLC:
4.375% 3/15/26	2,659	2,808
4.9% 12/15/44	1,946	1,970
Pfizer, Inc.:
2.7% 5/28/50	3,720	3,765
2.95% 3/15/24	3,863	4,044
3% 12/15/26	5,505	5,904
3.2% 9/15/23	10,452	10,914
3.45% 3/15/29	6,846	7,551
3.9% 3/15/39	5,177	6,067
4% 12/15/36	7,807	9,256
4.125% 12/15/46	2,703	3,362
4.2% 9/15/48	6,410	8,121
4.4% 5/15/44	3,443	4,344
7.2% 3/15/39	4,437	7,187
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	7,765	8,013
3.2% 9/23/26	32,197	34,061
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	2,326	2,501
5.25% 6/15/46	2,712	3,321
Viatris, Inc.:
2.7% 6/22/30	7,500	7,489
4% 6/22/50	7,500	8,081
Zoetis, Inc.:
3.25% 2/1/23	4,109	4,197
3.95% 9/12/47	1,644	1,957
4.7% 2/1/43	1,068	1,362
		468,895
TOTAL HEALTH CARE		1,675,567
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3.375% 5/15/23	7,807	8,094
3.75% 5/15/28	7,724	8,611
4.25% 4/1/50	4,000	5,178
Lockheed Martin Corp.:
3.55% 1/15/26	6,245	6,758
4.09% 9/15/52	12,494	15,598
Northrop Grumman Corp.:
3.25% 1/15/28	6,903	7,365
3.85% 4/15/45	1,540	1,775
4.03% 10/15/47	15,474	18,505
4.75% 6/1/43	3,287	4,182
Raytheon Technologies Corp.:
1.9% 9/1/31	9,900	9,502
3.15% 12/15/24	7,314	7,671
3.65% 8/16/23	544	568
3.75% 11/1/46	6,134	6,942
4.05% 5/4/47	1,915	2,267
4.125% 11/16/28	12,088	13,585
4.35% 4/15/47	5,424	6,681
4.45% 11/16/38	4,360	5,315
4.5% 6/1/42	6,065	7,493
4.625% 11/16/48	10,853	14,012
4.875% 10/15/40	822	1,039
5.7% 4/15/40	1,644	2,304
The Boeing Co.:
2.125% 3/1/22	3,089	3,096
2.5% 3/1/25	3,780	3,849
2.7% 2/1/27	6,514	6,640
2.8% 3/1/23	4,060	4,142
2.95% 2/1/30	8,334	8,409
3.625% 3/1/48	3,287	3,308
3.65% 3/1/47	2,268	2,288
3.75% 2/1/50	12,700	13,169
4.875% 5/1/25	14,370	15,749
5.15% 5/1/30	10,000	11,600
5.705% 5/1/40	32,630	41,675
5.805% 5/1/50	14,760	19,908
6.875% 3/15/39	2,712	3,766
		291,044
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.1% 8/5/29	5,200	5,513
3.9% 2/1/35	4,848	5,424
4.05% 2/15/48	3,000	3,412
4.4% 1/15/47	6,575	7,730
4.55% 4/1/46	1,233	1,494
4.95% 10/17/48	6,489	8,416
5.25% 5/15/50	3,500	4,717
United Parcel Service, Inc.:
2.4% 11/15/26	6,164	6,463
3.4% 11/15/46	2,177	2,485
3.75% 11/15/47	5,078	6,115
4.25% 3/15/49	3,300	4,250
4.45% 4/1/30	5,000	5,901
5.3% 4/1/50	4,830	7,206
6.2% 1/15/38	2,055	2,998
		72,124
Airlines - 0.1%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	6,820	6,614
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	586	601
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	5,045	5,120
Southwest Airlines Co. 5.125% 6/15/27	5,000	5,695
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	441	461
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	10,150	10,515
United Airlines, Inc. 4% 4/29/26	2,322	2,424
		31,430
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	10,400	10,633
2.493% 2/15/27	7,350	7,517
2.722% 2/15/30	12,800	13,061
3.377% 4/5/40	5,130	5,360
3.577% 4/5/50	11,600	12,320
Masco Corp.:
2% 2/15/31	7,638	7,334
3.125% 2/15/51	3,864	3,913
Owens Corning 3.95% 8/15/29	5,600	6,131
		66,269
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	18,400	17,148
2.9% 7/1/26	3,468	3,631
3.2% 3/15/25	9,266	9,762
3.95% 5/15/28	8,628	9,576
Waste Management, Inc.:
2.4% 5/15/23	4,355	4,443
2.9% 9/15/22	5,485	5,552
4.15% 7/15/49	10,538	13,357
		63,469
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	4,705	4,796
4% 11/2/32	1,561	1,801
4.15% 11/2/42	1,561	1,860
		8,457
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	3,287	3,318
2% 2/14/25	5,200	5,328
2.375% 8/26/29	9,127	9,399
2.65% 4/15/25	3,738	3,908
2.875% 10/15/27	3,287	3,502
3.05% 4/15/30	3,013	3,251
3.125% 9/19/46	2,268	2,409
3.25% 8/26/49	7,032	7,739
3.7% 4/15/50	3,719	4,371
General Electric Co.:
3.45% 5/1/27	3,850	4,191
3.625% 5/1/30	9,820	11,061
6.875% 1/10/39	123	192
Honeywell International, Inc.:
1.35% 6/1/25	8,400	8,433
1.95% 6/1/30	9,100	9,088
2.5% 11/1/26	5,884	6,154
2.8% 6/1/50	8,450	8,832
3.812% 11/21/47	1,151	1,398
Roper Technologies, Inc.:
0.45% 8/15/22	4,900	4,896
1% 9/15/25	7,700	7,520
1.4% 9/15/27	7,500	7,280
1.75% 2/15/31	7,500	6,994
2% 6/30/30	14,800	14,305
3.8% 12/15/26	6,985	7,621
		141,190
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	11,450	11,413
1.1% 9/14/27	11,810	11,414
2.4% 6/6/22	8,218	8,304
2.4% 8/9/26	2,342	2,422
2.85% 6/1/22	3,287	3,328
3.45% 5/15/23	11,504	11,960
Caterpillar, Inc.:
3.25% 9/19/49	13,670	15,137
3.803% 8/15/42	2,055	2,423
5.3% 9/15/35	5,753	7,627
Cummins, Inc. 1.5% 9/1/30	5,000	4,751
Deere & Co.:
2.875% 9/7/49	9,910	10,391
5.375% 10/16/29	822	1,025
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	11,793	12,906
4.65% 11/1/44	4,931	6,161
Otis Worldwide Corp.:
2.565% 2/15/30	11,000	11,183
3.362% 2/15/50	8,370	9,029
Parker Hannifin Corp.:
3.25% 3/1/27	4,643	4,982
4% 6/14/49	4,890	5,770
4.1% 3/1/47	4,651	5,462
		145,688
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	5,753	6,145
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,301	2,356
3.05% 3/15/22	8,218	8,226
3.05% 2/15/51	3,620	3,745
3.25% 6/15/27	6,164	6,683
3.55% 2/15/50	5,000	5,689
3.9% 8/1/46	3,813	4,520
4.05% 6/15/48	13,835	16,818
4.125% 6/15/47	2,342	2,867
4.15% 4/1/45	1,397	1,702
4.375% 9/1/42	3,698	4,580
4.55% 9/1/44	2,465	3,132
4.9% 4/1/44	3,287	4,353
Canadian National Railway Co.:
2.45% 5/1/50	13,710	12,894
3.2% 8/2/46	2,712	2,904
Canadian Pacific Railway Co.:
1.75% 12/2/26 (e)	9,300	9,305
2.45% 12/2/31 (e)	9,600	9,717
3.1% 12/2/51 (e)	9,730	10,007
CSX Corp.:
3.25% 6/1/27	4,109	4,414
3.4% 8/1/24	3,800	4,020
3.8% 11/1/46	4,701	5,385
3.95% 5/1/50	2,938	3,517
4.1% 3/15/44	5,568	6,543
4.5% 3/15/49	11,341	14,434
4.75% 11/15/48	4,758	6,255
Norfolk Southern Corp.:
3% 4/1/22	6,164	6,176
3.65% 8/1/25	9,861	10,573
3.8% 8/1/28	7,701	8,565
3.95% 10/1/42	1,561	1,793
4.05% 8/15/52	7,096	8,620
4.65% 1/15/46	2,678	3,400
Union Pacific Corp.:
2.15% 2/5/27	7,400	7,571
2.75% 3/1/26	5,473	5,743
2.891% 4/6/36	7,544	7,874
3% 4/15/27	4,109	4,356
3.25% 2/5/50	11,090	11,971
3.35% 8/15/46	3,879	4,175
3.6% 9/15/37	2,712	3,050
3.799% 10/1/51	2,301	2,695
3.839% 3/20/60	11,556	13,804
		254,432
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	7,741	7,815
2.75% 1/15/23	8,218	8,377
3.125% 12/1/30	10,000	10,181
3.625% 12/1/27	7,855	8,272
3.75% 2/1/22	3,139	3,139
4.25% 2/1/24	10,816	11,449
		49,233
TOTAL INDUSTRIALS		1,129,481
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.2% 9/20/23	6,171	6,344
2.5% 9/20/26	4,109	4,331
3.5% 6/15/25	3,509	3,795
5.9% 2/15/39	10,203	14,782
		29,252
Electronic Equipment & Components - 0.2%
Corning, Inc.:
3.9% 11/15/49	5,000	5,774
4.75% 3/15/42	4,109	5,248
Dell International LLC/EMC Corp.:
4% 7/15/24	9,450	10,058
4.9% 10/1/26	7,765	8,770
5.3% 10/1/29	20,684	24,515
6.02% 6/15/26	13,263	15,438
8.1% 7/15/36	8,590	13,078
8.35% 7/15/46	9,871	16,484
Tyco Electronics Group SA:
3.45% 8/1/24	2,999	3,158
7.125% 10/1/37	2,034	3,095
		105,618
IT Services - 0.5%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	11,800	11,874
Fidelity National Information Services, Inc.:
1.15% 3/1/26	17,522	17,099
2.25% 3/1/31	14,550	14,229
Fiserv, Inc.:
3.5% 7/1/29	9,101	9,698
4.4% 7/1/49	15,118	17,998
Global Payments, Inc. 1.2% 3/1/26	24,275	23,527
IBM Corp.:
1.95% 5/15/30	11,485	11,194
2.5% 1/27/22	6,410	6,431
2.95% 5/15/50	11,385	11,414
3% 5/15/24	9,867	10,324
3.5% 5/15/29	13,939	15,148
3.625% 2/12/24	8,218	8,687
4.25% 5/15/49	8,909	10,993
4.7% 2/19/46	4,068	5,275
MasterCard, Inc.:
3.3% 3/26/27	5,942	6,431
3.35% 3/26/30	8,268	9,128
3.8% 11/21/46	3,123	3,696
3.85% 3/26/50	14,640	17,515
PayPal Holdings, Inc.:
1.65% 6/1/25	11,230	11,339
2.3% 6/1/30	13,000	13,177
The Western Union Co. 2.85% 1/10/25	9,000	9,359
Visa, Inc.:
1.9% 4/15/27	11,780	11,970
2.05% 4/15/30	15,270	15,409
2.7% 4/15/40	9,800	10,012
2.75% 9/15/27	9,795	10,391
3.15% 12/14/25	7,404	7,922
4.3% 12/14/45	5,457	6,903
		307,143
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. 2.8% 10/1/41	9,920	10,129
Applied Materials, Inc. 4.35% 4/1/47	10,617	13,806
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	5,753	6,153
3.875% 1/15/27	3,148	3,390
Broadcom, Inc.:
2.45% 2/15/31 (c)	17,810	17,141
3.459% 9/15/26	10,373	11,022
3.469% 4/15/34 (c)	3,508	3,615
3.75% 2/15/51 (c)	17,810	18,526
4.3% 11/15/32	10,300	11,489
4.75% 4/15/29	14,053	15,946
Intel Corp.:
2% 8/12/31	7,370	7,281
2.35% 5/11/22	13,970	14,072
2.45% 11/15/29	8,500	8,741
3.05% 8/12/51	7,370	7,633
3.25% 11/15/49	8,600	9,159
3.734% 12/8/47	2,684	3,089
3.9% 3/25/30	9,360	10,614
4.1% 5/19/46	5,753	6,918
4.1% 5/11/47	1,972	2,371
4.75% 3/25/50	9,840	13,300
Lam Research Corp. 2.875% 6/15/50	12,050	12,298
Micron Technology, Inc. 4.663% 2/15/30	6,800	7,759
NVIDIA Corp.:
2% 6/15/31	20,879	20,729
2.85% 4/1/30	8,900	9,450
3.5% 4/1/50	4,950	5,718
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32 (c)	18,250	18,329
Qualcomm, Inc.:
2.6% 1/30/23	6,164	6,296
4.3% 5/20/47	8,300	10,555
Texas Instruments, Inc. 4.15% 5/15/48	5,717	7,322
		292,851
Software - 0.6%
Microsoft Corp.:
2.4% 2/6/22	23,010	23,058
2.525% 6/1/50	33,263	32,980
2.675% 6/1/60	5,518	5,501
2.7% 2/12/25	14,114	14,789
2.875% 2/6/24	9,580	9,972
2.921% 3/17/52	38,196	40,669
3.041% 3/17/62	3,391	3,663
3.45% 8/8/36	2,387	2,743
3.625% 12/15/23	21,489	22,634
Oracle Corp.:
1.65% 3/25/26	9,423	9,377
2.5% 5/15/22	7,889	7,936
2.5% 4/1/25	8,860	9,120
2.625% 2/15/23	8,218	8,390
2.65% 7/15/26	7,396	7,636
2.875% 3/25/31	10,630	10,879
2.95% 5/15/25	4,109	4,297
2.95% 4/1/30	11,770	12,154
3.25% 11/15/27	14,053	14,857
3.4% 7/8/24	3,883	4,085
3.6% 4/1/50	12,810	12,963
3.85% 7/15/36	8,325	9,053
3.85% 4/1/60	14,890	15,457
3.95% 3/25/51	10,940	11,788
4% 7/15/46	8,054	8,701
4% 11/15/47	14,379	15,442
4.125% 5/15/45	2,465	2,696
4.3% 7/8/34	3,184	3,597
5.375% 7/15/40	10,272	12,898
VMware, Inc. 1.4% 8/15/26	21,046	20,566
		357,901
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.55% 8/20/25	14,600	14,260
0.7% 2/8/26	11,310	11,045
1.25% 8/20/30	13,550	12,756
1.7% 8/5/31	8,158	7,943
2.1% 9/12/22	6,985	7,066
2.15% 2/9/22	4,109	4,123
2.3% 5/11/22	6,575	6,618
2.375% 2/8/41	11,760	11,520
2.4% 1/13/23	24,653	25,138
2.45% 8/4/26	16,928	17,634
2.55% 8/20/60	5,340	5,074
2.65% 5/11/50	4,300	4,252
2.7% 5/13/22	5,464	5,522
2.85% 8/5/61	8,159	8,219
2.9% 9/12/27	11,546	12,272
2.95% 9/11/49	21,980	22,941
3% 11/13/27	8,218	8,780
3.2% 5/13/25	8,620	9,178
3.2% 5/11/27	13,457	14,475
3.75% 9/12/47	5,000	5,950
3.75% 11/13/47	5,732	6,823
3.85% 5/4/43	10,683	12,674
4.25% 2/9/47	2,055	2,596
4.375% 5/13/45	3,854	4,939
4.5% 2/23/36	7,609	9,564
4.65% 2/23/46	4,643	6,148
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (b)	8,013	8,906
6.2% 10/15/35 (b)	3,197	4,223
6.35% 10/15/45 (b)	1,545	2,085
HP, Inc.:
2.2% 6/17/25	11,650	11,913
6% 9/15/41	1,233	1,645
		286,282
TOTAL INFORMATION TECHNOLOGY		1,379,047
MATERIALS - 0.6%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	4,950	4,984
2.05% 5/15/30	5,400	5,433
2.7% 5/15/40	4,650	4,772
2.8% 5/15/50	5,530	5,703
DuPont de Nemours, Inc.:
4.205% 11/15/23	11,669	12,334
4.725% 11/15/28	14,089	16,416
5.319% 11/15/38	8,750	11,304
Eastman Chemical Co. 4.65% 10/15/44	2,465	3,011
Ecolab, Inc.:
1.3% 1/30/31	6,575	6,196
2.7% 11/1/26	5,424	5,691
2.75% 8/18/55 (c)	9,071	9,125
Linde, Inc./Connecticut:
2.2% 8/15/22	1,644	1,657
3.2% 1/30/26	5,210	5,589
3.55% 11/7/42	1,644	1,889
LYB International Finance BV:
4% 7/15/23	2,620	2,749
4.875% 3/15/44	4,807	5,981
LYB International Finance II BV 3.5% 3/2/27	20,109	21,653
LYB International Finance III LLC:
3.375% 10/1/40	7,620	7,927
3.625% 4/1/51	7,620	8,130
LyondellBasell Industries NV 4.625% 2/26/55	3,073	3,827
Nutrien Ltd.:
4% 12/15/26	9,368	10,269
4.2% 4/1/29	4,251	4,805
5% 4/1/49	7,399	9,980
5.25% 1/15/45	2,876	3,894
5.625% 12/1/40	1,479	2,036
Sherwin-Williams Co.:
2.75% 6/1/22	190	192
3.45% 6/1/27	18,217	19,614
3.8% 8/15/49	3,020	3,470
4.5% 6/1/47	7,010	8,769
The Dow Chemical Co.:
2.1% 11/15/30	7,100	6,997
3.6% 11/15/50	7,300	8,006
3.625% 5/15/26	6,083	6,564
4.375% 11/15/42	4,006	4,798
4.8% 11/30/28	7,026	8,235
4.8% 5/15/49	6,323	8,198
9.4% 5/15/39	2,465	4,454
The Mosaic Co.:
4.05% 11/15/27	4,733	5,205
4.25% 11/15/23	8,947	9,429
5.625% 11/15/43	3,082	4,153
Westlake Chemical Corp. 5% 8/15/46	1,644	2,094
		275,533
Containers & Packaging - 0.0%
International Paper Co.:
4.4% 8/15/47	7,146	9,030
5.15% 5/15/46	1,488	2,028
		11,058
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	3,698	4,853
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	4,732	4,759
5% 9/30/43	2,465	3,272
Newmont Corp.:
2.25% 10/1/30	5,900	5,769
2.8% 10/1/29	2,800	2,880
5.45% 6/9/44	5,269	7,095
Nucor Corp.:
2.979% 12/15/55	3,287	3,309
4% 8/1/23	2,465	2,577
Rio Tinto Finance (U.S.A.) Ltd. 7.125% 7/15/28	1,644	2,167
Southern Copper Corp.:
3.875% 4/23/25	3,016	3,220
5.25% 11/8/42	4,746	5,861
7.5% 7/27/35	5,000	7,081
Vale Overseas Ltd. 3.75% 7/8/30	20,000	20,013
Vale SA 5.625% 9/11/42	5,424	6,278
		79,134
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	12,342	11,514
6% 1/15/29	9,900	11,195
		22,709
TOTAL MATERIALS		388,434
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	7,625	7,356
3% 5/18/51	5,775	5,837
4.85% 4/15/49	9,470	12,483
American Tower Corp.:
1.3% 9/15/25	7,470	7,366
2.1% 6/15/30	12,610	12,106
3.1% 6/15/50	4,610	4,460
3.55% 7/15/27	7,026	7,514
3.7% 10/15/49	5,000	5,339
AvalonBay Communities, Inc. 2.3% 3/1/30	5,000	5,050
Boston Properties, Inc.:
2.75% 10/1/26	5,753	5,990
3.125% 9/1/23	1,561	1,613
3.25% 1/30/31	15,700	16,404
Crown Castle International Corp.:
1.35% 7/15/25	22,201	21,976
2.25% 1/15/31	5,970	5,772
3.25% 1/15/51	5,400	5,389
Duke Realty LP:
1.75% 2/1/31	24,190	23,037
3.75% 12/1/24	4,725	5,040
ERP Operating LP:
1.85% 8/1/31	15,000	14,532
3% 4/15/23	1,540	1,581
3.25% 8/1/27	10,670	11,443
Healthpeak Properties, Inc.:
3% 1/15/30	10,280	10,809
3.4% 2/1/25	400	423
Kimco Realty Corp.:
1.9% 3/1/28	8,500	8,395
3.5% 4/15/23	3,123	3,215
3.8% 4/1/27	3,287	3,581
4.125% 12/1/46	8,218	9,511
4.45% 9/1/47	4,256	5,199
National Retail Properties, Inc. 3% 4/15/52	7,000	6,816
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,354	1,418
4.5% 1/15/25	6,582	7,069
4.5% 4/1/27	7,807	8,584
Prologis LP:
1.625% 3/15/31	9,750	9,327
2.125% 4/15/27	9,830	10,040
3.25% 10/1/26	3,829	4,118
Simon Property Group LP:
2.2% 2/1/31	21,900	21,502
3.25% 9/13/49	9,580	9,938
3.375% 12/1/27	16,398	17,623
UDR, Inc. 2.1% 6/15/33	13,375	12,722
Ventas Realty LP:
3.25% 10/15/26	2,876	3,069
3.5% 2/1/25	3,287	3,481
3.85% 4/1/27	7,807	8,513
4% 3/1/28	17,796	19,641
4.125% 1/15/26	1,192	1,305
4.375% 2/1/45	2,465	2,905
4.875% 4/15/49	2,340	2,990
Welltower, Inc. 4.95% 9/1/48	8,218	10,815
Weyerhaeuser Co. 4% 4/15/30	9,500	10,655
		393,952
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,123	3,210
CBRE Group, Inc. 4.875% 3/1/26	4,684	5,265
Digital Realty Trust LP 3.7% 8/15/27	6,575	7,166
Tanger Properties LP 3.875% 7/15/27	5,095	5,475
		21,116
TOTAL REAL ESTATE		415,068
UTILITIES - 2.0%
Electric Utilities - 1.4%
AEP Texas, Inc. 3.8% 10/1/47	3,500	3,897
AEP Transmission Co. LLC 2.75% 8/15/51	5,900	5,777
Alabama Power Co.:
1.45% 9/15/30	15,000	14,102
3.7% 12/1/47	4,841	5,445
3.75% 3/1/45	822	924
4.15% 8/15/44	3,821	4,530
4.3% 7/15/48	4,832	5,948
5.2% 6/1/41	3,164	4,094
American Electric Power Co., Inc.:
2.95% 12/15/22	3,287	3,344
3.25% 3/1/50	2,580	2,583
4.3% 12/1/28	14,373	16,083
Appalachian Power Co.:
4.45% 6/1/45	4,931	5,942
4.5% 3/1/49	7,510	9,323
Baltimore Gas & Electric Co.:
2.9% 6/15/50	6,580	6,657
3.35% 7/1/23	2,342	2,422
3.5% 8/15/46	2,055	2,268
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	9,390	10,530
3.55% 8/1/42	1,561	1,755
4.25% 2/1/49	2,139	2,706
Cincinnati Gas & Electric Co. 4.3% 2/1/49	22,306	27,548
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,651	4,959
Commonwealth Edison Co.:
3.1% 11/1/24	8,218	8,594
3.2% 11/15/49	14,000	15,046
3.65% 6/15/46	2,350	2,687
3.7% 3/1/45	2,547	2,948
3.75% 8/15/47	5,054	5,941
4% 3/1/48	5,613	6,714
4% 3/1/49	4,926	5,917
DTE Electric Co.:
2.65% 6/15/22	6,575	6,619
3.95% 3/1/49	3,000	3,620
Duke Energy Carolinas LLC:
2.95% 12/1/26	4,931	5,214
3.2% 8/15/49	6,564	6,976
3.75% 6/1/45	1,644	1,876
3.875% 3/15/46	3,204	3,718
4% 9/30/42	3,082	3,595
Duke Energy Corp.:
2.45% 6/1/30	5,400	5,358
2.65% 9/1/26	10,971	11,367
3.75% 4/15/24	4,931	5,192
3.75% 9/1/46	7,503	8,094
3.95% 10/15/23	2,008	2,105
4.2% 6/15/49	7,780	8,909
4.8% 12/15/45	2,292	2,881
Duke Energy Florida LLC 3.4% 10/1/46	2,055	2,196
Duke Energy Progress LLC:
2.8% 5/15/22	3,574	3,593
4.15% 12/1/44	1,479	1,776
4.375% 3/30/44	1,644	2,019
Edison International 2.95% 3/15/23	6,730	6,849
Entergy Corp.:
0.9% 9/15/25	13,900	13,529
2.95% 9/1/26	3,863	4,044
3.75% 6/15/50	3,400	3,735
4% 7/15/22	5,457	5,539
Entergy Louisiana LLC 4.2% 9/1/48	2,613	3,192
Entergy, Inc.:
3.55% 9/30/49	3,322	3,613
4% 3/30/29	14,525	16,071
Eversource Energy:
2.55% 3/15/31	13,175	13,339
2.9% 10/1/24	7,026	7,305
3.35% 3/15/26	5,432	5,738
3.45% 1/15/50	3,670	3,911
Exelon Corp.:
3.95% 6/15/25	16,151	17,348
5.1% 6/15/45	904	1,193
FirstEnergy Corp.:
1.6% 1/15/26	10,314	10,122
2.25% 9/1/30	11,100	10,538
3.4% 3/1/50	3,000	2,970
4.4% 7/15/27	6,985	7,468
5.35% 7/15/47	3,861	4,581
Florida Power & Light Co.:
3.125% 12/1/25	4,191	4,458
3.15% 10/1/49	5,748	6,241
3.25% 6/1/24	3,883	4,058
4.05% 10/1/44	4,453	5,458
4.125% 6/1/48	10,108	12,713
Indiana Michigan Power Co.:
3.2% 3/15/23	2,280	2,336
3.25% 5/1/51	4,000	4,237
Interstate Power and Light Co. 2.3% 6/1/30	11,432	11,449
Northern States Power Co.:
2.6% 6/1/51	10,800	10,508
2.9% 3/1/50	9,810	10,050
3.4% 8/15/42	1,644	1,781
4.125% 5/15/44	3,698	4,442
NSTAR Electric Co. 3.2% 5/15/27	6,286	6,745
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	26,307	25,386
3.1% 9/15/49	15,729	16,886
3.8% 9/30/47	8,000	9,537
Pacific Gas & Electric Co.:
3.15% 1/1/26	12,000	12,297
3.45% 7/1/25	5,000	5,185
3.5% 6/15/25	10,000	10,362
4.2% 6/1/41	25,000	25,468
4.55% 7/1/30	10,000	10,914
4.75% 2/15/44	1,000	1,041
PacifiCorp:
3.6% 4/1/24	3,287	3,462
4.125% 1/15/49	11,061	13,144
4.15% 2/15/50	3,000	3,595
6% 1/15/39	5,089	7,081
Potomac Electric Power Co. 6.5% 11/15/37	3,128	4,617
PPL Capital Funding, Inc. 3.1% 5/15/26	6,575	6,919
PPL Electric Utilities Corp.:
3% 10/1/49	10,921	11,449
4.15% 10/1/45	2,876	3,507
Progress Energy, Inc. 6% 12/1/39	4,274	5,910
Public Service Co. of Colorado:
2.9% 5/15/25	9,039	9,430
3.8% 6/15/47	3,805	4,437
Public Service Electric & Gas Co.:
2.45% 1/15/30	8,350	8,624
3.15% 1/1/50	9,450	10,208
3.65% 9/1/42	2,321	2,597
4% 6/1/44	4,109	4,706
Puget Sound Energy, Inc. 4.3% 5/20/45	5,268	6,465
Southern California Edison Co.:
2.25% 6/1/30	7,446	7,371
2.95% 2/1/51	16,500	15,769
4% 4/1/47	8,218	9,153
Southern Co.:
3.25% 7/1/26	9,039	9,573
4.4% 7/1/46	6,015	7,099
Tampa Electric Co.:
4.45% 6/15/49	9,627	12,292
6.15% 5/15/37	5,144	7,066
Union Electric Co. 3.9% 9/15/42	3,041	3,501
Virginia Electric & Power Co.:
3.1% 5/15/25	3,287	3,461
3.3% 12/1/49	6,000	6,525
3.45% 2/15/24	2,260	2,356
3.8% 4/1/28	12,253	13,480
3.8% 9/15/47	6,747	7,734
4.2% 5/15/45	8,672	10,463
4.45% 2/15/44	2,260	2,815
4.6% 12/1/48	5,818	7,494
6% 5/15/37	1,644	2,288
Wisconsin Electric Power Co. 4.25% 6/1/44	3,863	4,650
Xcel Energy, Inc. 3.35% 12/1/26	2,465	2,632
		858,302
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	9,120	9,445
Southern California Gas Co. 2.6% 6/15/26	10,872	11,343
Southern Co. Gas Capital Corp. 3.95% 10/1/46	11,111	12,550
		33,338
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 4.75% 6/15/46	4,281	5,081
Multi-Utilities - 0.5%
Ameren Illinois Co. 4.5% 3/15/49	6,200	8,115
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	8,218	8,847
3.7% 7/15/30	8,229	9,160
3.8% 7/15/48	8,218	9,297
4.25% 10/15/50	7,096	8,780
4.5% 2/1/45	5,464	6,737
5.15% 11/15/43	6,356	8,314
CenterPoint Energy, Inc.:
2.5% 9/1/22	12,210	12,373
3.7% 9/1/49	5,000	5,515
CMS Energy Corp. 4.875% 3/1/44	4,109	5,214
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,350	2,631
4.45% 3/15/44	6,575	7,839
4.5% 5/15/58	7,790	9,793
4.65% 12/1/48	8,604	10,740
5.5% 12/1/39	2,055	2,712
Consumers Energy Co.:
2.65% 8/15/52	10,300	10,201
3.5% 8/1/51	3,000	3,422
Delmarva Power & Light Co. 4% 6/1/42	3,287	3,680
Dominion Energy, Inc.:
3.375% 4/1/30	18,940	20,106
3.9% 10/1/25	10,601	11,464
4.9% 8/1/41	1,644	2,057
DTE Energy Co.:
2.85% 10/1/26	4,931	5,151
3.8% 3/15/27	11,102	11,925
NiSource, Inc.:
0.95% 8/15/25	11,200	10,924
1.7% 2/15/31	13,300	12,492
3.49% 5/15/27	6,286	6,742
3.95% 3/30/48	8,218	9,437
4.375% 5/15/47	3,928	4,730
4.8% 2/15/44	4,520	5,667
Puget Energy, Inc.:
3.65% 5/15/25	6,632	7,023
4.1% 6/15/30	11,800	12,815
San Diego Gas & Electric Co. 4.5% 8/15/40	822	1,014
Sempra Energy:
2.875% 10/1/22	2,465	2,500
2.9% 2/1/23	2,441	2,495
3.25% 6/15/27	5,013	5,311
3.8% 2/1/38	6,970	7,700
4% 2/1/48	18,112	20,793
4.05% 12/1/23	4,109	4,351
6% 10/15/39	822	1,141
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2685% 5/15/67 (b)(d)	3,475	3,232
		302,440
Water Utilities - 0.0%
American Water Capital Corp.:
3.45% 6/1/29	5,000	5,450
6.593% 10/15/37	5,352	7,799
		13,249
TOTAL UTILITIES		1,212,410
TOTAL NONCONVERTIBLE BONDS (Cost $14,645,257)		15,597,356

U.S. Government and Government Agency Obligations - 41.7%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.375% 8/25/25	29,402	28,681
0.5% 6/17/25	33,060	32,420
0.625% 4/22/25	35,077	34,648
0.75% 10/8/27	17,425	16,829
0.875% 8/5/30	41,779	39,456
1.625% 10/15/24	18,450	18,851
1.75% 7/2/24	23,719	24,316
1.875% 4/5/22	26,500	26,664
1.875% 9/24/26	10,971	11,314
2% 10/5/22	30,299	30,747
2.125% 4/24/26	3,287	3,421
2.375% 1/19/23	24,595	25,163
2.625% 9/6/24	3,287	3,454
2.875% 9/12/23	6,327	6,591
6.625% 11/15/30	10,000	14,182
Federal Home Loan Bank:
0.375% 9/4/25	7,415	7,259
0.5% 4/14/25	45,945	45,174
1.5% 8/15/24	4,070	4,146
2% 9/9/22	31,225	31,677
2.5% 2/13/24	4,090	4,257
3.25% 11/16/28	19,480	21,762
5.5% 7/15/36	1,230	1,799
Freddie Mac:
0.25% 8/24/23	17,300	17,215
0.25% 12/4/23	43,813	43,500
0.375% 7/21/25	21,696	21,208
0.375% 9/23/25	24,513	23,869
2.375% 1/13/22	10,683	10,712
2.75% 6/19/23	19,899	20,612
6.25% 7/15/32	6,327	9,175
6.75% 3/15/31	21,366	30,969
Tennessee Valley Authority:
0.75% 5/15/25	28,340	28,110
4.25% 9/15/65	6,100	9,039
5.25% 9/15/39	16,435	23,647
5.375% 4/1/56	4,434	7,491
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		678,358
U.S. Treasury Obligations - 40.6%
U.S. Treasury Bonds:
1.125% 5/15/40	353,540	313,573
1.125% 8/15/40	200,993	177,706
1.25% 5/15/50	100,328	87,744
1.375% 11/15/40	190,369	175,541
1.375% 8/15/50	90,524	81,694
1.625% 11/15/50	170,932	163,901
1.75% 8/15/41	158,100	155,210
1.875% 2/15/41	62,644	62,847
1.875% 2/15/51	172,353	175,235
1.875% 11/15/51	15,149	15,447
2% 2/15/50	18,197	19,013
2% 8/15/51	207,795	217,600
2.25% 5/15/41	102,903	109,527
2.25% 8/15/46	52,585	56,812
2.25% 8/15/49	15,817	17,389
2.375% 11/15/49	193,269	218,243
2.375% 5/15/51	127,529	144,646
2.5% 2/15/45	83,732	93,810
2.5% 2/15/46	164,098	185,002
2.5% 5/15/46	114,170	128,878
2.75% 11/15/42	1,103	1,274
2.75% 8/15/47	81,353	96,890
2.75% 11/15/47	28,613	34,119
2.875% 5/15/43	92,428	108,913
2.875% 8/15/45	95,790	114,660
2.875% 11/15/46	101,020	122,238
3% 11/15/44	79,671	96,625
3% 5/15/45	183,190	223,284
3% 11/15/45	16,876	20,673
3% 2/15/47	108,431	134,259
3% 5/15/47	38,686	48,027
3% 2/15/48	37,708	47,122
3% 2/15/49	9,368	11,812
3.125% 2/15/43	64,871	79,244
3.125% 8/15/44	101,180	124,823
3.125% 5/15/48	10,632	13,605
3.375% 5/15/44	152,619	195,054
3.375% 11/15/48	19,591	26,265
3.625% 8/15/43	67,582	88,973
3.625% 2/15/44	42,956	56,771
3.75% 11/15/43	47,297	63,472
3.875% 8/15/40	55,027	73,579
4.25% 5/15/39	6,605	9,182
4.25% 11/15/40	667	932
4.375% 2/15/38	21,678	30,337
4.375% 11/15/39	82	116
4.375% 5/15/40	6,574	9,327
4.375% 5/15/41	24,139	34,443
4.5% 2/15/36	20,970	29,276
4.5% 5/15/38	34,598	49,135
4.5% 8/15/39	19,503	27,931
4.625% 2/15/40	17,668	25,710
4.75% 2/15/37	66,242	95,473
4.75% 2/15/41	9,929	14,778
5% 5/15/37	107,383	158,726
5.375% 2/15/31	43,940	59,181
6.25% 5/15/30	50,255	69,902
U.S. Treasury Notes:
0.125% 4/30/22	120	120
0.125% 6/30/22	130	130
0.125% 7/31/22	17,970	17,970
0.125% 8/31/22	13,880	13,874
0.125% 9/30/22	5,283	5,279
0.125% 10/31/22	87,282	87,190
0.125% 11/30/22	10,716	10,701
0.125% 12/31/22	306	305
0.125% 2/28/23	224,576	223,962
0.125% 3/31/23	50,192	50,031
0.125% 4/30/23	721,801	719,094
0.125% 5/31/23	53,045	52,813
0.125% 6/30/23	204,932	203,963
0.125% 7/31/23	408,416	406,135
0.125% 8/31/23	472,037	469,124
0.125% 1/15/24	260,532	257,866
0.25% 9/30/23 (f)	188,653	187,791
0.25% 5/31/25	85,934	83,802
0.25% 6/30/25	312,763	304,724
0.25% 7/31/25	316,911	308,357
0.25% 9/30/25	180,643	175,428
0.25% 10/31/25	188,150	182,410
0.375% 10/31/23	377,254	376,222
0.375% 11/30/25	364,697	354,825
0.375% 12/31/25	250,657	243,656
0.375% 1/31/26	72,213	70,109
0.375% 7/31/27	260,622	248,650
0.375% 9/30/27	87,079	82,803
0.5% 3/31/25	445,287	439,112
0.5% 2/28/26	165,362	161,273
0.5% 10/31/27	366,804	350,728
0.625% 10/15/24	203,600	202,582
0.625% 7/31/26	191,003	186,549
0.625% 11/30/27	38,449	37,003
0.625% 12/31/27	158,815	152,673
0.625% 5/15/30	514,383	482,817
0.625% 8/15/30	61,025	57,147
0.75% 4/30/26	154,015	151,596
0.75% 5/31/26	212,954	209,518
0.75% 8/31/26	311,687	306,062
0.875% 6/30/26	77,111	76,237
0.875% 9/30/26	157,600	155,568
0.875% 11/15/30	489,317	467,814
1.125% 2/28/22	4	4
1.125% 10/31/26	126,700	126,522
1.125% 2/28/27	168,691	168,256
1.125% 2/29/28	271,073	268,447
1.125% 8/31/28	112,555	110,858
1.25% 7/31/23	61,057	61,873
1.25% 8/31/24	75,639	76,611
1.25% 5/31/28	80,900	80,511
1.25% 6/30/28	284,867	283,220
1.25% 8/15/31	433,559	426,581
1.375% 10/15/22	28,344	28,623
1.375% 6/30/23	53,472	54,276
1.375% 8/31/23	6,520	6,621
1.375% 9/30/23	35,710	36,280
1.375% 1/31/25	247,844	251,639
1.375% 8/31/26	48,197	48,741
1.375% 10/31/28	177,800	177,939
1.5% 1/31/22	3,591	3,600
1.5% 8/15/22	4	4
1.5% 1/15/23	11,120	11,269
1.5% 2/28/23	12,368	12,552
1.5% 3/31/23	74,764	75,909
1.5% 9/30/24	68,947	70,294
1.5% 10/31/24	228,411	232,854
1.5% 11/30/24	97,696	99,600
1.5% 8/15/26	217,512	221,174
1.5% 1/31/27	86,404	87,896
1.5% 2/15/30	748,978	755,970
1.625% 8/31/22	94	95
1.625% 4/30/23	38,943	39,628
1.625% 5/31/23	42,756	43,533
1.625% 10/31/23	77,386	78,991
1.625% 2/15/26	41,318	42,237
1.625% 5/15/26	4,610	4,712
1.625% 11/30/26	47,365	48,483
1.625% 8/15/29	43,137	43,977
1.625% 5/15/31	186,247	189,856
1.75% 3/31/22	0	0
1.75% 5/31/22	15	15
1.75% 6/15/22	2	2
1.75% 6/30/22	22,434	22,644
1.75% 7/15/22	6,292	6,354
1.75% 9/30/22	23,659	23,960
1.75% 1/31/23	21,070	21,426
1.75% 6/30/24	55,355	56,786
1.75% 7/31/24	185,784	190,748
1.75% 12/31/24	370,812	380,893
1.75% 12/31/26	60,299	62,108
1.75% 11/15/29	15,116	15,560
1.875% 3/31/22	1	1
1.875% 5/31/22	13,177	13,291
1.875% 7/31/22	1	1
1.875% 8/31/22	57,252	57,975
1.875% 9/30/22	419	425
1.875% 10/31/22	22,516	22,852
1.875% 6/30/26	27,426	28,350
2% 12/31/21	2,806	2,811
2% 7/31/22	94	95
2% 11/30/22	26,438	26,895
2% 4/30/24	48,065	49,576
2% 5/31/24	81,133	83,719
2% 6/30/24	80,393	83,006
2% 2/15/25	2,987	3,091
2% 8/15/25	29,699	30,772
2% 11/15/26	38,758	40,361
2.125% 12/31/21	7	7
2.125% 5/15/22	76	77
2.125% 6/30/22	3	3
2.125% 12/31/22	0	0
2.125% 11/30/23	95,579	98,555
2.125% 2/29/24	43,241	44,679
2.125% 3/31/24	337,874	349,291
2.125% 7/31/24	10,259	10,630
2.125% 9/30/24	73,836	76,581
2.125% 11/30/24	45,312	47,031
2.125% 5/15/25	47,954	49,865
2.25% 4/15/22	91	92
2.25% 12/31/23	2,408	2,491
2.25% 1/31/24	62,471	64,679
2.25% 4/30/24	149,766	155,353
2.25% 10/31/24	110,059	114,603
2.25% 11/15/24	70,614	73,544
2.25% 12/31/24	64,402	67,108
2.25% 11/15/25	87,313	91,385
2.25% 2/15/27	188,386	198,490
2.25% 8/15/27	547,221	577,382
2.25% 11/15/27	249,265	263,354
2.375% 3/15/22	21	21
2.375% 1/31/23	34,687	35,519
2.375% 2/29/24	99,996	103,840
2.375% 8/15/24	13,227	13,795
2.375% 5/15/29	47,853	51,238
2.5% 2/15/22	9,593	9,641
2.5% 3/31/23	31,095	31,976
2.5% 8/15/23	79,851	82,593
2.5% 1/31/24	102,699	106,855
2.5% 5/15/24	8,238	8,598
2.5% 1/31/25	122,879	129,071
2.5% 2/28/26	74,840	79,208
2.625% 12/15/21	9,118	9,127
2.625% 6/30/23	316,993	327,964
2.625% 12/31/23	25,383	26,449
2.625% 3/31/25	13,181	13,916
2.625% 12/31/25	110,580	117,530
2.625% 1/31/26	40,163	42,706
2.625% 2/15/29	58,684	63,748
2.75% 4/30/23	51,399	53,101
2.75% 5/31/23	187,746	194,317
2.75% 8/31/23	150,219	156,122
2.75% 11/15/23	59,020	61,544
2.75% 2/15/24	111,439	116,641
2.75% 2/28/25	17,306	18,332
2.75% 6/30/25	16,978	18,035
2.75% 2/15/28	106,183	115,457
2.875% 9/30/23	224,937	234,619
2.875% 10/31/23	156,060	162,997
2.875% 11/30/23	62,529	65,404
2.875% 4/30/25	55,513	59,117
2.875% 5/31/25	99,228	105,755
2.875% 5/15/28	144,444	158,369
2.875% 8/15/28	236,234	259,581
3% 10/31/25	23,647	25,430
3.125% 11/15/28	20,556	22,978
TOTAL U.S. TREASURY OBLIGATIONS		24,430,109
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,603,961)		25,108,467

U.S. Government Agency - Mortgage Securities - 27.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 12.3%
12 month U.S. LIBOR + 1.510% 1.788% 11/1/34 (b)(d)	1,923	2,010
12 month U.S. LIBOR + 1.640% 1.992% 4/1/41 (b)(d)	399	419
12 month U.S. LIBOR + 1.880% 2.184% 11/1/34 (b)(d)	158	166
1.5% 1/1/36 to 11/1/51	436,825	429,929
2% 5/1/23 to 11/1/51	2,352,885	2,369,914
2.5% 7/1/26 to 9/1/51	1,263,920	1,300,212
3% 3/1/26 to 8/1/51	1,201,822	1,259,761
3.5% 4/1/22 to 8/1/50	787,614	839,499
4% 5/1/24 to 3/1/51	653,135	701,578
4% 11/1/41	9	10
4.5% to 4.5% 7/1/22 to 12/1/50	272,192	294,811
5% 2/1/23 to 1/1/51	121,428	133,905
5.5% 7/1/23 to 6/1/49	48,531	55,215
6% to 6% 2/1/23 to 7/1/41	13,849	16,008
6.5% 3/1/22 to 6/1/40	5,254	6,184
TOTAL FANNIE MAE		7,409,621
Freddie Mac - 8.3%
12 month U.S. LIBOR + 1.940% 2.211% 9/1/37 (b)(d)	188	199
U.S. TREASURY 1 YEAR INDEX + 1.710% 1.835% 3/1/36 (b)(d)	1,600	1,682
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.338% 12/1/35 (b)(d)	794	840
U.S. TREASURY 1 YEAR INDEX + 2.250% 2.375% 3/1/35 (b)(d)	335	351
1.5% 3/1/36 to 12/1/51	484,768	477,244
2% 6/1/23 to 11/1/51	1,582,066	1,590,005
2% 9/1/35	9,761	10,017
2% 10/1/35	62,958	64,611
2.5% 2/1/27 to 10/1/51	1,259,204	1,294,556
3% 10/1/26 to 4/1/51	553,954	579,867
3% 8/1/47	171	179
3.5% 9/1/25 to 3/1/50	449,388	478,754
3.5% 8/1/47	310	331
3.5% 9/1/47	270	286
3.5% 9/1/47	8,585	9,207
3.5% 10/1/48	299	315
3.5% 11/1/48	218	230
4% 9/1/24 to 5/1/51	220,310	236,929
4.5% 5/1/23 to 9/1/50	129,968	140,569
5% 4/1/23 to 6/1/50	45,857	50,506
5.5% 5/1/23 to 6/1/49	20,265	22,899
6% 4/1/32 to 8/1/37	456	520
6.5% 8/1/36 to 12/1/37	105	124
TOTAL FREDDIE MAC		4,960,221
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	53	55
2.5% 12/1/31	4	4
2.5% 1/1/32	44	46
2.5% 2/1/32	80	83
TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		188
Ginnie Mae - 5.8%
3.5% 10/15/40 to 2/20/51	539,169	569,582
4% 1/15/25 to 3/20/51	275,485	294,308
5% 1/20/39 to 4/20/49	49,125	54,115
1.5% 10/20/43 to 9/20/51	11,135	10,902
2% 10/20/50 to 11/20/51	725,707	735,634
2% 12/1/51 (e)	18,350	18,585
2% 12/1/51 (e)	58,300	59,045
2.5% 10/20/42 to 9/20/51	779,197	801,035
2.5% 12/1/51 (e)	10,650	10,941
2.5% 12/1/51 (e)	44,700	45,923
3% 4/15/42 to 5/20/51	646,881	674,480
3% 12/1/51 (e)	53,050	54,977
3.5% 11/1/51	4,050	4,237
3.5% 12/1/51 (e)	11,250	11,749
4.5% to 4.5% 3/20/33 to 1/20/51	122,904	132,733
5.5% 10/20/32 to 6/20/49	10,709	12,039
6% to 6% 5/20/34 to 12/15/40	3,886	4,460
6.5% 8/20/36 to 1/15/39	706	822
TOTAL GINNIE MAE		3,495,567
Uniform Mortgage Backed Securities - 1.1%
1.5% 12/1/36 (e)	54,600	54,877
2% 12/1/36 (e)	17,500	17,945
2% 12/1/51 (e)	207,200	207,387
2.5% 12/1/51 (e)	150,350	154,109
2.5% 12/1/51 (e)	189,200	193,930
3% 12/1/51 (e)	28,600	29,693
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		657,941
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $16,488,794)		16,523,538

Asset-Backed Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	8,480	8,758
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	1,047	1,051
Series 2021-1 Class A3, 0.34% 12/15/25	28,930	28,796
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	7,663	7,771
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	3,841	4,041
Series 2018-A6 Class A6, 3.21% 12/7/24	7,807	8,025
Series 2018-A7 Class A7, 3.96% 10/13/30	13,250	15,168
Discover Card Execution Note Trust:
Series 2017-A4 Class A4, 2.53% 10/15/26	1,544	1,603
Series 2018-A1 Class A1, 3.03% 8/15/25	15,778	16,252
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	28,930	28,879
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	15,654	16,153
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	22,077	21,990
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	28,930	28,873
TOTAL ASSET-BACKED SECURITIES (Cost $186,838)		187,360

Commercial Mortgage Securities - 2.0%
	Principal Amount (a) (000s)	Value ($) (000s)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	19,758	20,807
Series 2020-BN25 Class A5, 2.649% 1/15/63	13,860	14,382
Series 2020-BN28 Class A4, 1.844% 3/15/63	34,420	33,562
Series 2021-BN35 Class A5, 2.285% 6/15/64	17,000	17,128
BBCMS Mortgage Trust sequential payer Series 2021-C11 Class A5, 2.322% 9/15/54	21,650	21,843
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	14,050	13,744
Series 2021-B24 Class A5, 2.5843% 3/15/54	21,000	21,696
Series 2019-B12 Class A5, 3.1156% 8/15/52	21,765	23,302
Series 2019-B9 Class A5, 4.0156% 3/15/52	19,271	21,702
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	24,758	26,189
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,350	9,815
Series 2015-P1 Class A5, 3.717% 9/15/48	4,820	5,162
Series 2016-C1 Class A4, 3.209% 5/10/49	15,252	16,176
Series 2016-P4:
Class A4, 2.902% 7/10/49	17,668	18,524
Class AAB, 2.779% 7/10/49	9,479	9,775
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	26,333	27,373
Series 2013-CR7 Class A4, 3.213% 3/10/46	9,507	9,742
Series 2014-LC15 Class A4, 4.006% 4/10/47	8,801	9,290
Series 2013-CR6 Class A4, 3.101% 3/10/46	15,421	15,605
Series 2015-CR22 Class A5, 3.309% 3/10/48	15,963	16,823
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	10,325	11,026
Series 2019-C17:
Class A4, 2.7628% 9/15/52	15,495	16,087
Class A5, 3.0161% 9/15/52	15,495	16,373
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	61,560	64,166
Series 2020-K116 Class A2, 1.378% 7/25/30	52,330	50,989
Series 2020-K117 Class A2, 1.406% 8/25/30	26,700	26,063
Series 2020-K118 Class A2, 1.493% 9/25/30	12,680	12,461
Series 2020-K121 Class A2, 1.547% 10/25/30	17,800	17,560
Series 2021-K125 Class A2, 1.846% 1/25/31	6,900	6,968
Series 2021-K126 Class A2, 2.074% 1/25/31	9,820	10,103
Series 2021-K130 Class A2, 1.723% 6/25/31	8,450	8,439
Series K034 Class A2, 3.531% 7/25/23	7,396	7,697
Series K057 Class A2, 2.57% 7/25/26	13,112	13,786
Series K080 Class A2, 3.926% 7/25/28	13,633	15,593
Series 2017-K727 Class A2, 2.946% 7/25/24	21,990	22,952
Series 2021-K123 Class A2, 1.621% 12/25/30	23,430	23,249
Series K-1510 Class A2, 3.718% 1/25/31	12,204	14,106
Series K020 Class A2, 2.373% 5/25/22	8,113	8,158
Series K036 Class A2, 3.527% 10/25/23	7,375	7,705
Series K046 Class A2, 3.205% 3/25/25	27,365	29,070
Series K047 Class A2, 3.329% 5/25/25	3,172	3,388
Series K053 Class A2, 2.995% 12/25/25	5,844	6,212
Series K056 Class A2, 2.525% 5/25/26	17,052	17,883
Series K062 Class A1, 3.032% 9/25/26	11,382	11,868
Series K064 Class A2, 3.224% 3/25/27	14,175	15,401
Series K068 Class A2, 3.244% 8/25/27	19,564	21,401
Series K079 Class A2, 3.926% 6/25/28	6,394	7,308
Series K094 Class A2, 2.903% 6/25/29	42,266	45,918
Series K730 Class A2, 3.59% 1/25/25	31,786	33,689
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	6,090	6,175
Series 2014-GC26 Class A4, 3.364% 11/10/47	20,255	21,033
Series 2020-GC45 Class A5, 2.9106% 2/13/53	37,340	39,467
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	16,444	16,972
Series 2014-C21 Class A5, 3.7748% 8/15/47	27,734	29,318
Series 2014-C23 Class A5, 3.9342% 9/15/47	7,848	8,353
Series 2014-C24 Class A5, 3.6385% 11/15/47	21,419	22,644
Series 2015-C29 Class A4, 3.6108% 5/15/48	7,396	7,803
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	12,985	13,445
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	10,729	10,857
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	6,252	6,493
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.2963% 8/15/46 (b)	15,525	16,108
Series 2015-C27 Class ASB, 3.557% 12/15/47	3,048	3,170
Series 2016-C28 Class ASB, 3.288% 1/15/49	6,427	6,630
Series 2015-C20 Class A4, 3.249% 2/15/48	12,100	12,700
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	14,620	15,181
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	26,608	27,986
Series 2019-C54 Class A4, 3.146% 12/15/52	1,900	2,035
Series 2020-C55 Class A5, 2.725% 2/15/53	13,158	13,689
Series 2018-C48 Class A5, 4.302% 1/15/52	16,065	18,266
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	6,738	6,837
Series 2014-C25 Class A5, 3.631% 11/15/47	11,874	12,553
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,191,249)		1,215,974

Municipal Securities - 0.7%
	Principal Amount (a) (000s)	Value ($) (000s)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	7,990	15,398
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	3,880	6,514
Series 2010 S1, 7.043% 4/1/50	5,830	10,607
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	20,340	34,580
Series 2010, 7.6% 11/1/40	10,660	18,620
Series 2018, 3.5% 4/1/28	10,590	11,795
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	6,985	7,176
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	7,500	11,489
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,305	7,572
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48 (e)	13,000	12,866
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	1,915	2,066
Series 2021 C, 2.843% 11/1/46	12,000	12,217
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	2,600	2,679
3.293% 6/1/42	2,520	2,597
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	3,055	3,170
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	22,495	26,301
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,245	8,447
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	7,765	13,643
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,095	5,501
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	3,880	4,275
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	7,050	7,198
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,271
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,863	6,359
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	11,770	13,546
4.131% 6/15/42	11,770	13,687
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,415	11,463
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	8,815	11,807
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,065	7,254
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	16,750	16,737
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,255	5,857
Series 2010 164, 5.647% 11/1/40	4,280	6,038
Series 225, 3.175% 7/15/60	19,000	19,541
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,650	5,125
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,190	7,238
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	9,296	12,910
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	10,825	11,444
3.256% 5/15/60	11,000	12,294
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	825	1,155
Series 2015 AP, 3.931% 5/15/45	3,075	3,548
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	3,905	5,595
Series 2021 B, 2.584% 11/1/51	1,950	2,028
TOTAL MUNICIPAL SECURITIES (Cost $348,269)		399,608

Foreign Government and Government Agency Obligations - 1.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Alberta Province:
1% 5/20/25	29,000	28,846
3.3% 3/15/28	8,204	9,045
British Columbia Province 2.25% 6/2/26	19,598	20,465
Canadian Government 2% 11/15/22	3,885	3,945
Chilean Republic:
2.55% 7/27/33	25,600	25,136
3.125% 1/21/26	1,000	1,055
3.24% 2/6/28	9,533	10,014
3.625% 10/30/42	10,743	11,416
3.86% 6/21/47	4,931	5,405
Export Development Canada:
2.625% 2/21/24	9,580	9,964
2.75% 3/15/23	37,520	38,629
Hungarian Republic:
5.75% 11/22/23	15,530	16,910
7.625% 3/29/41	5,992	9,742
Indonesian Republic:
2.85% 2/14/30	28,800	29,678
3.5% 2/14/50	22,000	22,155
Israeli State:
3.25% 1/17/28	11,825	12,815
3.375% 1/15/50	24,374	25,880
4% 6/30/22	5,753	5,868
Italian Republic:
2.375% 10/17/24	5,000	5,141
2.875% 10/17/29	22,000	22,570
4% 10/17/49	4,800	5,367
6.875% 9/27/23	4,931	5,452
Jordanian Kingdom 3% 6/30/25	2,059	2,184
Manitoba Province:
2.1% 9/6/22	1,561	1,582
2.125% 5/4/22	3,287	3,314
3.05% 5/14/24	1,233	1,298
Ontario Province:
0.625% 1/21/26	2,100	2,050
1.125% 10/7/30	19,710	18,684
2.25% 5/18/22	4,782	4,826
2.3% 6/15/26	11,728	12,232
2.4% 2/8/22	4,281	4,298
2.5% 4/27/26	4,109	4,319
3.05% 1/29/24	9,580	10,035
Panamanian Republic:
3.16% 1/23/30	15,489	15,836
3.75% 3/16/25	3,260	3,442
4% 9/22/24	1,648	1,752
4.3% 4/29/53	4,663	4,853
4.5% 4/16/50	10,588	11,325
4.5% 4/1/56	16,400	17,505
Peruvian Republic:
1.862% 12/1/32	20,640	18,670
2.392% 1/23/26	4,000	4,067
2.78% 12/1/60	3,400	2,873
2.844% 6/20/30	13,427	13,543
3.55% 3/10/51	15,500	15,488
4.125% 8/25/27	11,881	13,012
6.55% 3/14/37	2,527	3,384
7.35% 7/21/25	4,000	4,777
Philippine Republic:
1.648% 6/10/31	15,000	14,214
2.65% 12/10/45	18,900	17,350
3% 2/1/28	15,613	16,557
3.95% 1/20/40	13,130	14,368
4.2% 1/21/24	4,087	4,353
6.375% 10/23/34	8,526	11,709
Polish Government:
3.25% 4/6/26	5,424	5,776
4% 1/22/24	29,736	31,415
5% 3/23/22	11,915	12,070
Quebec Province:
1.5% 2/11/25	23,700	24,039
2.375% 1/31/22	3,123	3,134
2.5% 4/20/26	9,651	10,176
2.75% 4/12/27	10,504	11,228
2.875% 10/16/24	1,705	1,797
United Mexican States:
3.25% 4/16/30	10,971	11,182
3.75% 1/11/28	7,396	7,936
4% 10/2/23	2,996	3,156
4.125% 1/21/26	2,745	3,013
4.28% 8/14/41	36,000	36,817
4.35% 1/15/47	11,842	12,044
4.5% 4/22/29	20,000	22,216
4.5% 1/31/50	7,600	7,846
4.6% 1/23/46	4,766	4,996
4.6% 2/10/48	14,422	15,083
4.75% 3/8/44	7,970	8,554
5.55% 1/21/45	3,218	3,796
6.05% 1/11/40	3,944	4,838
Uruguay Republic:
4.125% 11/20/45	3,903	4,542
4.375% 10/27/27	1,000	1,123
4.375% 1/23/31	13,021	14,936
4.975% 4/20/55	9,640	12,275
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $869,518)		873,386

Supranational Obligations - 1.2%
	Principal Amount (a) (000s)	Value ($) (000s)
African Development Bank 0.875% 7/22/26	12,560	12,361
Asian Development Bank:
0.375% 9/3/25	33,075	32,240
0.5% 2/4/26	18,300	17,847
0.75% 10/8/30	16,000	14,983
1.5% 10/18/24	18,500	18,827
1.75% 9/13/22	11,728	11,865
1.875% 2/18/22	1,644	1,650
2% 4/24/26	5,177	5,363
2.5% 11/2/27	5,505	5,864
2.625% 1/30/24	12,358	12,869
2.625% 1/12/27	5,342	5,689
2.75% 3/17/23	24,073	24,802
2.75% 1/19/28	30,926	33,469
Corporacion Andina de Fomento 4.375% 6/15/22	11,587	11,822
European Bank for Reconstruction & Development 2.125% 3/7/22	3,854	3,874
European Investment Bank:
0.75% 9/23/30	22,850	21,480
0.875% 5/17/30	5,482	5,304
1.25% 2/14/31	9,917	9,728
1.375% 5/15/23	20,000	20,273
1.875% 2/10/25	2,465	2,538
2% 12/15/22	11,642	11,835
2.25% 3/15/22	13,066	13,143
2.25% 8/15/22	1,545	1,567
2.25% 6/24/24	18,585	19,283
2.375% 6/15/22	11,504	11,634
2.375% 5/24/27	3,287	3,474
2.5% 3/15/23	17,257	17,722
2.5% 10/15/24	4,705	4,923
2.875% 8/15/23	8,702	9,049
3.125% 12/14/23	11,341	11,917
3.25% 1/29/24	1,644	1,735
Inter-American Development Bank:
0.625% 7/15/25	18,195	17,925
0.875% 4/20/26	41,600	41,028
1.75% 4/14/22	1,540	1,549
1.75% 9/14/22	5,054	5,113
1.75% 3/14/25	15,140	15,522
2% 6/2/26	3,287	3,407
2.125% 1/18/22	5,013	5,025
2.125% 1/15/25	1,504	1,560
2.25% 6/18/29	15,711	16,585
2.375% 7/7/27	5,530	5,840
2.5% 1/18/23	5,719	5,856
3% 10/4/23	2,938	3,068
4.375% 1/24/44	7,165	10,095
International Bank for Reconstruction & Development:
0.375% 7/28/25	21,500	20,982
0.5% 10/28/25	27,127	26,511
0.75% 8/26/30	13,600	12,823
0.875% 5/14/30	16,633	15,900
1.25% 2/10/31	14,900	14,590
1.5% 8/28/24	16,286	16,585
1.625% 2/10/22	3,204	3,213
1.625% 1/15/25	14,615	14,920
1.75% 4/19/23	5,505	5,605
1.875% 10/7/22	13,970	14,146
1.875% 6/19/23	11,208	11,450
1.875% 10/27/26	3,911	4,035
2% 1/26/22	26,647	26,716
2.5% 3/19/24	3,123	3,250
2.5% 11/25/24	4,684	4,907
2.5% 7/29/25	3,114	3,275
7.625% 1/19/23	22,512	24,352
International Finance Corp.:
0.75% 8/27/30	9,070	8,561
2.875% 7/31/23	3,540	3,677
Nordic Investment Bank 2.125% 2/1/22	3,260	3,270
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $746,139)		750,471

Bank Notes - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Bank of America NA 6% 10/15/36	2,075	2,845
Citibank NA 3.65% 1/23/24	20,544	21,685
Citizens Bank NA:
2.25% 4/28/25	10,750	11,045
2.65% 5/26/22	16,747	16,894
3.75% 2/18/26	11,093	12,048
Discover Bank 3.45% 7/27/26	10,477	11,118
PNC Bank NA 2.625% 2/17/22	9,861	9,889
Truist Bank:
3.3% 5/15/26	6,245	6,664
3.8% 10/30/26	2,573	2,818
U.S. Bank NA, Cincinnati 3.4% 7/24/23	8,218	8,545
TOTAL BANK NOTES (Cost $98,825)		103,551

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (g)	466,614,169	466,707
Fidelity Securities Lending Cash Central Fund 0.07% (g)(h)	122,382,837	122,395
TOTAL MONEY MARKET FUNDS (Cost $589,102)		589,102

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $59,767,952)	61,348,813
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(1,195,273)
NET ASSETS - 100.0%	60,153,540

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $240,564,000 or 0.4% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,553,450	3,220,197	4,306,940	143	-	-	466,707	0.8%
Fidelity Securities Lending Cash Central Fund 0.07%	180,694	1,192,071	1,250,370	50	-	-	122,395	0.4%
Total	1,734,144	4,412,268	5,557,310	193	-	-	589,102

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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